UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797922.107

ADGF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Exide Industries Ltd.	77,173	$ 233
Minth Group Ltd.	448,000	679
Modine Manufacturing Co. (a)	62,932	931
Tenneco, Inc. (a)	27,658	1,103
TRW Automotive Holdings Corp. (a)	5,908	336
		3,282
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	14,443	1,172
General Motors Co.	11,000	369
Harley-Davidson, Inc.	25,936	1,059
Mazda Motor Corp.	241,000	624
Thor Industries, Inc.	9,044	301
Winnebago Industries, Inc. (a)(d)	153,804	2,224
		5,749
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,026,000	760
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)	26,400	1,127
DeVry, Inc.	25,108	1,362
Global Education & Technology Group Ltd. ADR (a)	4,366	38
Grand Canyon Education, Inc. (a)	18,200	293
ITT Educational Services, Inc. (a)	9,519	722
Service Corp. International	103,000	1,123
Stewart Enterprises, Inc. Class A	210,706	1,606
		6,271
Hotels, Restaurants & Leisure - 2.0%
Accor SA	56,101	2,638
Bravo Brio Restaurant Group, Inc.	48,491	835
Brinker International, Inc.	86,174	2,037
Club Mediterranee SA (a)	47,513	1,143
Denny's Corp. (a)	68,198	265
DineEquity, Inc. (a)(d)	45,207	2,586
InterContinental Hotel Group PLC	17,310	385
McDonald's Corp.	22,100	1,673
NH Hoteles SA (a)(d)	213,661	1,303
O'Charleys, Inc. (a)	139,459	886
Penn National Gaming, Inc. (a)	1,936	69
Sol Melia SA (d)	81,940	900
Spur Corp. Ltd.	175,196	341
Starbucks Corp.	17,800	587
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
WMS Industries, Inc. (a)	83,611	$ 3,327
Wyndham Worldwide Corp.	40,454	1,265
		20,240
Household Durables - 0.7%
Garmin Ltd.	32,000	1,086
Jarden Corp.	4,700	154
La-Z-Boy, Inc. (a)	28,063	282
Lennar Corp. Class A	6,200	125
Newell Rubbermaid, Inc.	34,556	668
PulteGroup, Inc. (a)	192,675	1,329
Stanley Black & Decker, Inc.	27,653	2,097
Techtronic Industries Co. Ltd.	404,000	500
Tempur-Pedic International, Inc. (a)	23,158	1,087
		7,328
Internet & Catalog Retail - 0.1%
Expedia, Inc.	55,175	1,096
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	25,260	1,134
Media - 2.6%
CC Media Holdings, Inc. Class A (a)	134,400	1,048
Cinemark Holdings, Inc.	33,960	682
Comcast Corp.:
Class A	5,697	147
Class A (special) (non-vtg.)	224,110	5,450
McGraw-Hill Companies, Inc.	3,448	133
MDC Partners, Inc. Class A (sub. vtg.)	134,800	2,339
Mood Media Corp. (a)	104,800	230
Mood Media Corp. (a)(g)	192,900	381
News Corp. Class A	63,200	1,098
Saraiva SA Livreiros Editores	16,800	376
The Walt Disney Co.	119,884	5,244
Time Warner Cable, Inc.	59,904	4,324
Time Warner, Inc.	95,724	3,657
United Business Media Ltd.	44,189	512
Wolters Kluwer NV (Certificaten Van Aandelen)	35,600	841
		26,462
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Maoye International Holdings Ltd.	940,000	$ 367
Target Corp.	100,168	5,264
		5,631
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	43,700	2,739
Asbury Automotive Group, Inc. (a)	47,300	873
Best Buy Co., Inc.	35,221	1,136
Big 5 Sporting Goods Corp.	47,500	662
Carphone Warehouse Group PLC (a)	142,226	941
Casual Male Retail Group, Inc. (a)	195,901	836
Express, Inc.	5,118	92
Foot Locker, Inc.	68,727	1,366
Foschini Ltd.	99,500	1,122
Hengdeli Holdings Ltd.	2,864,000	1,559
Home Depot, Inc.	31,707	1,188
I.T Ltd.	414,000	257
Lowe's Companies, Inc.	197,374	5,165
Lumber Liquidators Holdings, Inc. (a)	25,004	582
MarineMax, Inc. (a)	63,364	572
OfficeMax, Inc. (a)	90,500	1,243
Staples, Inc.	62,981	1,341
SuperGroup PLC	13,434	360
Urban Outfitters, Inc. (a)	20,000	768
		22,802
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	2,018,000	536
G-III Apparel Group Ltd. (a)	37,165	1,461
Maidenform Brands, Inc. (a)	14,259	387
Peak Sport Products Co. Ltd.	668,000	415
Phillips-Van Heusen Corp.	28,661	1,720
		4,519
TOTAL CONSUMER DISCRETIONARY		105,274
CONSUMER STAPLES - 8.5%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	29,144	1,628
Britvic PLC	80,102	475
Carlsberg AS Series B	13,200	1,405
Dr Pepper Snapple Group, Inc.	49,415	1,782
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SAB de CV Series C	173,900	$ 1,052
PepsiCo, Inc.	13,400	850
The Coca-Cola Co.	203,634	13,016
		20,208
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	4,795	197
CVS Caremark Corp.	107,292	3,547
Droga Raia SA	33,400	476
Drogasil SA	68,400	522
Eurocash SA	9,810	107
Kroger Co.	217,628	4,984
PriceSmart, Inc.	10,222	364
Susser Holdings Corp. (a)	47,400	656
Wal-Mart Stores, Inc.	96,757	5,029
Walgreen Co.	96,801	4,195
Winn-Dixie Stores, Inc. (a)	84,244	588
		20,665
Food Products - 2.1%
Archer Daniels Midland Co.	68,775	2,557
Calavo Growers, Inc.	56,035	1,301
Chiquita Brands International, Inc. (a)	42,317	727
Darling International, Inc. (a)	11,419	159
Flowers Foods, Inc. (d)	55,409	1,474
Global Dairy Holdings Ltd.	1,208,000	321
Green Mountain Coffee Roasters, Inc. (a)	29,300	1,195
Kellogg Co.	13,743	736
Kraft Foods, Inc. Class A	151,956	4,838
Marine Harvest ASA	1,811,061	2,127
Nestle SA	47,949	2,715
Sara Lee Corp.	53,808	921
Seneca Foods Corp. Class A (a)	11,166	314
Shenguan Holdings Group Ltd.	136,000	168
Smithfield Foods, Inc. (a)	49,996	1,157
The J.M. Smucker Co.	17,760	1,223
		21,933
Household Products - 0.9%
Procter & Gamble Co.	124,766	7,866
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Uni-Charm Corp.	15,000	$ 579
Youyuan International Holdings Ltd.	810,000	452
		8,897
Personal Products - 0.5%
Avon Products, Inc.	66,844	1,859
BaWang International (Group) Holding Ltd. (d)	1,820,000	491
Estee Lauder Companies, Inc. Class A	12,075	1,140
Hengan International Group Co. Ltd.	89,500	660
USANA Health Sciences, Inc. (a)	32,809	1,142
		5,292
Tobacco - 1.0%
Imperial Tobacco Group PLC	30,181	969
Philip Morris International, Inc.	148,340	9,313
		10,282
TOTAL CONSUMER STAPLES		87,277
ENERGY - 13.3%
Energy Equipment & Services - 4.1%
Aker Drilling ASA (a)	118,700	441
Aker Solutions ASA	128,257	2,714
Baker Hughes, Inc.	37,970	2,698
Cathedral Energy Services Ltd.	65,200	685
Halliburton Co.	111,925	5,254
ION Geophysical Corp. (a)	189,994	2,436
National Oilwell Varco, Inc.	105,488	8,394
Noble Corp.	34,279	1,533
Oceaneering International, Inc. (a)	5,000	418
Saipem SpA	26,317	1,329
Schlumberger Ltd.	91,554	8,553
Transocean Ltd. (a)	30,321	2,566
Unit Corp. (a)	16,425	977
Vantage Drilling Co. (a)	536,734	1,116
Weatherford International Ltd. (a)	157,703	3,813
		42,927
Oil, Gas & Consumable Fuels - 9.2%
Americas Petrogas, Inc. (a)	142,500	377
Americas Petrogas, Inc. (a)(e)	217,500	576
Anadarko Petroleum Corp.	32,000	2,619
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	43,356	$ 5,403
Berry Petroleum Co. Class A	51,400	2,672
BP PLC sponsored ADR	64,000	3,102
Chesapeake Energy Corp.	55,764	1,986
Chevron Corp.	31,725	3,291
Cimarex Energy Co.	11,503	1,336
Concho Resources, Inc. (a)(g)	22,820	2,431
ConocoPhillips	13,399	1,043
CVR Energy, Inc. (a)	144,034	2,722
Daylight Energy Ltd.	10,900	122
Denbury Resources, Inc. (a)	99,741	2,417
Double Eagle Petroleum Co. (a)	34,443	376
EOG Resources, Inc.	19,915	2,237
Exxon Mobil Corp.	38,163	3,264
Gran Tierra Energy, Inc. (a)	59,100	550
Heritage Oil PLC	68,356	295
Holly Corp.	55,256	3,157
InterOil Corp. (a)(d)	23,547	1,749
Kinder Morgan Holding Co. LLC	9,900	302
Kodiak Oil & Gas Corp. (a)	180,293	1,365
Madalena Ventures, Inc. (a)	154,500	169
Marathon Oil Corp.	63,644	3,157
Massey Energy Co.	31,564	1,999
Niko Resources Ltd.	12,600	1,077
Noble Energy, Inc.	27,216	2,522
Northern Oil & Gas, Inc. (a)	197,710	6,281
OAO Gazprom sponsored ADR	36,400	1,067
Occidental Petroleum Corp.	45,159	4,605
Painted Pony Petroleum Ltd. (a)(e)	11,000	123
Painted Pony Petroleum Ltd. Class A (a)	5,900	66
Paladin Energy Ltd. (a)	118,027	599
Pan Orient Energy Corp. (a)	87,200	619
PetroBakken Energy Ltd. Class A (d)	27,568	633
Petrofrontier Corp.	21,700	71
Petrohawk Energy Corp. (a)	82,411	1,780
Petroleum Development Corp. (a)	18,132	851
Petroplus Holdings AG	38,760	628
Plains Exploration & Production Co. (a)	60,313	2,362
Progress Energy Resources Corp.	40,300	536
Progress Energy Resources Corp. (a)(e)(f)	28,100	374
Repsol YPF SA sponsored ADR	1,200	40
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Resolute Energy Corp. (a)	74,899	$ 1,358
Rockhopper Exploration PLC (a)	57,224	217
Rodinia Oil Corp.	51,100	129
Royal Dutch Shell PLC Class B ADR	28,677	2,068
Southwestern Energy Co. (a)	29,222	1,154
Suncor Energy, Inc.	33,380	1,569
TAG Oil Ltd. (a)	75,600	520
Talisman Energy, Inc.	59,200	1,470
Tesoro Corp. (a)	93,375	2,220
Total SA sponsored ADR	17,000	1,042
Valero Energy Corp.	109,212	3,078
Voyager Oil & Gas, Inc. unit (a)	231,508	1,509
Western Refining, Inc. (a)	38,595	628
Whiting Petroleum Corp. (a)	33,576	2,194
Williams Companies, Inc.	88,077	2,674
		94,781
TOTAL ENERGY		137,708
FINANCIALS - 14.7%
Capital Markets - 2.3%
American Capital Ltd. (a)	59,166	553
Bank of New York Mellon Corp.	82,532	2,508
Bank Sarasin & Co. Ltd. Series B (Reg.)	16,429	709
BlackRock, Inc. Class A	14,772	3,013
FXCM, Inc. Class A	28,600	325
Goldman Sachs Group, Inc.	32,305	5,291
GP Investments, Ltd. unit (a)	125,910	499
ICAP PLC	64,000	542
Invesco Ltd.	63,832	1,713
Medley Capital Corp.	28,300	338
Morgan Stanley	193,358	5,739
State Street Corp.	52,160	2,333
TD Ameritrade Holding Corp.	32,808	715
		24,278
Commercial Banks - 3.8%
Associated Banc-Corp.	125,950	1,822
Banco do Brasil SA	59,900	1,071
Banco Pine SA	71,500	597
CapitalSource, Inc.	543,055	4,116
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	15,015	$ 650
Comerica, Inc.	18,925	736
Commercial Bank of Qatar GDR (Reg. S)	71,321	303
Guaranty Trust Bank PLC GDR (Reg. S)	59,095	434
Huntington Bancshares, Inc.	265,012	1,813
Itau Unibanco Banco Multiplo SA ADR (a)(e)	25,600	569
Lloyds Banking Group PLC (a)	541,600	547
PNC Financial Services Group, Inc.	8,912	550
Regions Financial Corp.	286,205	2,187
SunTrust Banks, Inc.	74,501	2,248
Susquehanna Bancshares, Inc.	83,418	797
SVB Financial Group (a)	40,062	2,171
U.S. Bancorp, Delaware	9,800	272
Wells Fargo & Co.	542,343	17,496
Wilmington Trust Corp., Delaware	118,078	530
Zions Bancorporation	18,777	439
		39,348
Consumer Finance - 0.7%
American Express Co.	70,476	3,071
Capital One Financial Corp.	19,912	991
Discover Financial Services	61,162	1,330
Imperial Holdings, Inc. (a)	23,400	256
International Personal Finance PLC	11,486	62
SLM Corp. (a)	75,896	1,125
		6,835
Diversified Financial Services - 3.9%
Bank of America Corp.	37,000	529
Citigroup, Inc. (a)	3,380,493	15,821
CME Group, Inc.	5,793	1,803
Deutsche Boerse AG	12,339	947
Infrastructure Development Finance Co. Ltd.	219,498	704
JPMorgan Chase & Co.	360,550	16,834
PICO Holdings, Inc. (a)	117,551	3,492
		40,130
Insurance - 1.6%
AEGON NV (a)	191,600	1,475
American Equity Investment Life Holding Co.	21,300	281
Assured Guaranty Ltd.	175,795	2,554
Berkshire Hathaway, Inc. Class B (a)	18,948	1,654
Delphi Financial Group, Inc. Class A	29,575	916
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	21,100	$ 1,046
Genworth Financial, Inc. Class A (a)	286,700	3,793
Lincoln National Corp.	64,500	2,046
MetLife, Inc.	18,700	886
Platinum Underwriters Holdings Ltd.	12,300	513
Prudential Financial, Inc.	17,700	1,165
		16,329
Real Estate Investment Trusts - 1.7%
Beni Stabili SpA Siiq	440,100	451
Boston Properties, Inc.	5,509	528
Campus Crest Communities, Inc.	11,912	171
CBL & Associates Properties, Inc.	62,400	1,114
Coresite Realty Corp.	31,946	496
Digital Realty Trust, Inc. (d)	5,146	303
Douglas Emmett, Inc.	5,891	110
Education Realty Trust, Inc.	77,000	635
Franklin Street Properties Corp.	57,200	860
HCP, Inc.	11,700	445
ProLogis Trust	158,100	2,571
Public Storage	12,013	1,348
Sabra Health Care REIT, Inc.	10,163	187
SL Green Realty Corp.	28,100	2,128
The Macerich Co.	5,515	279
U-Store-It Trust	54,800	562
Vornado Realty Trust	13,750	1,283
Westfield Group unit	17,370	173
Weyerhaeuser Co.	151,533	3,699
		17,343
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	165,657	4,148
Iguatemi Empresa de Shopping Centers SA	40,600	879
Jones Lang LaSalle, Inc.	15,786	1,554
Kenedix, Inc. (a)	3,499	946
		7,527
TOTAL FINANCIALS		151,790
HEALTH CARE - 9.7%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	12,200	1,175
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	80,941	$ 4,155
Amylin Pharmaceuticals, Inc. (a)	57,420	879
ARIAD Pharmaceuticals, Inc. (a)	207,472	1,247
ArQule, Inc. (a)	41,300	263
AVEO Pharmaceuticals, Inc.	71,855	990
AVEO Pharmaceuticals, Inc. (g)	27,497	379
Biogen Idec, Inc. (a)	28,162	1,926
Cephalon, Inc. (a)	13,700	771
Clinical Data, Inc. (a)	39,422	1,197
Dynavax Technologies Corp. (a)	252,887	756
Gilead Sciences, Inc. (a)	27,092	1,056
Human Genome Sciences, Inc. (a)	37,800	946
ImmunoGen, Inc. (a)	36,800	332
InterMune, Inc. (a)	21,100	772
Micromet, Inc. (a)	102,900	641
NPS Pharmaceuticals, Inc. (a)	41,463	321
PDL BioPharma, Inc.	99,200	551
SIGA Technologies, Inc. (a)	139,327	1,867
Theravance, Inc. (a)	127,334	2,901
Thrombogenics NV (a)(d)	37,733	1,082
United Therapeutics Corp. (a)	20,300	1,369
ZIOPHARM Oncology, Inc. (a)	127,116	774
		26,350
Health Care Equipment & Supplies - 1.7%
American Medical Systems Holdings, Inc. (a)	57,849	1,267
Baxter International, Inc.	27,700	1,472
Boston Scientific Corp. (a)	143,900	1,030
C. R. Bard, Inc.	28,930	2,828
Covidien PLC	48,602	2,501
GN Store Nordic AS	56,226	550
Hill-Rom Holdings, Inc.	26,500	1,009
Kinetic Concepts, Inc. (a)	22,418	1,098
Orthofix International NV (a)	41,781	1,320
Orthovita, Inc. (a)	152,758	364
St. Jude Medical, Inc.	10,300	493
Symmetry Medical, Inc. (a)	91,196	824
William Demant Holding AS (a)	11,300	959
Wright Medical Group, Inc. (a)	66,074	1,046
Zimmer Holdings, Inc. (a)	17,500	1,091
		17,852
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	104,300	$ 2,805
Catalyst Health Solutions, Inc. (a)	22,842	1,033
CIGNA Corp.	89,725	3,775
DaVita, Inc. (a)	15,273	1,212
Diagnosticos da America SA	34,000	411
Emeritus Corp. (a)	41,237	970
Express Scripts, Inc. (a)	79,000	4,441
Fresenius Medical Care AG & Co. KGaA	21,017	1,391
McKesson Corp.	31,494	2,497
Medco Health Solutions, Inc. (a)	51,803	3,193
Sun Healthcare Group, Inc. (a)	109,301	1,607
Sunrise Senior Living, Inc. (a)	4,490	51
		23,386
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	68,400	1,460
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	110,155	4,635
Lonza Group AG	10,005	847
QIAGEN NV (a)	15,300	316
Thermo Fisher Scientific, Inc. (a)	36,453	2,035
		7,833
Pharmaceuticals - 2.2%
Ardea Biosciences, Inc. (a)	78,208	2,073
Cadence Pharmaceuticals, Inc. (a)(d)	231,358	1,737
Cardiome Pharma Corp. (a)	69,471	402
Columbia Laboratories, Inc. (a)	75,400	263
GlaxoSmithKline PLC	112,100	2,152
GlaxoSmithKline PLC sponsored ADR	51,052	1,971
Merck & Co., Inc.	259,262	8,444
Novo Nordisk AS Series B	19,045	2,401
Pronova BioPharma ASA (a)	78,377	133
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,381	1,823
Valeant Pharmaceuticals International, Inc. (Canada)	37,100	1,489
		22,888
TOTAL HEALTH CARE		99,769
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.8%
Bombardier, Inc. Class B (sub. vtg.)	335,700	2,160
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)	29,338	$ 947
Esterline Technologies Corp. (a)	14,804	1,060
GeoEye, Inc. (a)	56,039	2,497
Goodrich Corp.	23,699	2,044
HEICO Corp. Class A	36,983	1,447
Honeywell International, Inc.	57,217	3,313
Meggitt PLC	391,735	2,154
Precision Castparts Corp.	24,097	3,416
Raytheon Co.	47,712	2,443
Rockwell Collins, Inc.	3,998	258
United Technologies Corp.	81,741	6,829
		28,568
Airlines - 0.1%
Copa Holdings SA Class A	11,403	608
Southwest Airlines Co.	46,071	545
		1,153
Building Products - 0.5%
Masco Corp.	155,925	2,119
Owens Corning (a)	58,375	2,086
Quanex Building Products Corp.	27,584	521
		4,726
Commercial Services & Supplies - 0.8%
Interface, Inc. Class A	64,895	1,082
Iron Mountain, Inc.	15,077	392
Knoll, Inc.	71,163	1,471
Pitney Bowes, Inc. (d)	21,163	533
Quad/Graphics, Inc. (a)	13,872	602
R.R. Donnelley & Sons Co.	50,435	939
Republic Services, Inc.	48,200	1,427
Schawk, Inc. Class A	14,556	263
Steelcase, Inc. Class A	45,910	446
The Geo Group, Inc. (a)	45,058	1,146
		8,301
Construction & Engineering - 1.3%
Aveng Ltd.	41,000	215
Chiyoda Corp.	23,000	208
Dycom Industries, Inc. (a)	53,437	922
EMCOR Group, Inc. (a)	18,953	604
Fluor Corp.	47,611	3,369
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	112,637	$ 4,073
Great Lakes Dredge & Dock Corp.	60,117	473
Jacobs Engineering Group, Inc. (a)	12,225	612
MasTec, Inc. (a)	32,000	596
MYR Group, Inc. (a)	46,187	1,042
Shaw Group, Inc. (a)	42,747	1,698
		13,812
Electrical Equipment - 1.2%
Alstom SA	36,009	2,147
AMETEK, Inc.	26,717	1,121
Cooper Industries PLC Class A	34,654	2,230
Emerson Electric Co.	20,424	1,218
GrafTech International Ltd. (a)	31,500	630
Prysmian SpA	54,500	1,151
Regal-Beloit Corp.	18,762	1,369
Schneider Electric SA	9,213	1,524
Zumtobel AG	43,407	1,251
		12,641
Industrial Conglomerates - 2.3%
Cookson Group PLC (a)	99,345	1,056
General Electric Co.	662,912	13,868
Koninklijke Philips Electronics NV	49,100	1,604
Rheinmetall AG	22,100	1,792
Siemens AG sponsored ADR	6,252	841
Textron, Inc.	149,914	4,061
		23,222
Machinery - 2.5%
Actuant Corp. Class A	55,673	1,576
ArvinMeritor, Inc. (a)	29,855	535
Blount International, Inc. (a)	29,033	441
Caterpillar, Inc.	30,991	3,190
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	82,600	190
Charter International PLC	19,527	241
Commercial Vehicle Group, Inc. (a)	30,300	478
Cummins, Inc.	26,743	2,704
Dover Corp.	16,543	1,063
Fiat Industrial SpA (a)	96,500	1,348
Hardinge, Inc.	30,141	402
Harsco Corp.	16,532	565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	58,176	$ 2,635
Manitowoc Co., Inc.	15,860	314
Navistar International Corp. (a)	87,100	5,398
NSK Ltd.	61,000	584
Pall Corp.	26,221	1,425
Schindler Holding AG (participation certificate)	8,068	909
SmartHeat, Inc. (a)(d)	146,820	671
Timken Co.	20,400	994
Trinity Industries, Inc.	17,400	542
		26,205
Professional Services - 0.7%
CBIZ, Inc. (a)	63,887	452
FTI Consulting, Inc. (a)	29,197	963
IHS, Inc. Class A (a)	2,600	218
Kforce, Inc. (a)	25,388	453
Robert Half International, Inc.	48,100	1,534
SFN Group, Inc. (a)	10,300	142
SR Teleperformance SA	39,800	1,512
Towers Watson & Co.	26,905	1,582
		6,856
Road & Rail - 1.8%
Arkansas Best Corp.	25,600	607
Con-way, Inc.	39,904	1,299
CSX Corp.	79,400	5,928
Norfolk Southern Corp.	24,943	1,636
Saia, Inc. (a)	81,980	1,236
Union Pacific Corp.	69,600	6,641
Universal Truckload Services, Inc. (a)	50,890	819
		18,166
Trading Companies & Distributors - 0.2%
Barloworld Ltd.	56,400	585
Finning International, Inc.	17,900	510
Kaman Corp.	37,294	1,189
Rush Enterprises, Inc. Class A (a)	7,900	148
		2,432
TOTAL INDUSTRIALS		146,082
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.2%
Calix Networks, Inc. (a)(d)	116,213	$ 2,067
Cisco Systems, Inc. (a)	460,582	8,548
Comtech Telecommunications Corp.	8,817	238
Comverse Technology, Inc. (a)	161,500	1,171
Infinera Corp. (a)	100,032	801
Juniper Networks, Inc. (a)	114,300	5,029
Motorola Mobility Holdings, Inc.	30,477	920
Motorola Solutions, Inc.	26,603	1,028
QUALCOMM, Inc.	46,792	2,788
		22,590
Computers & Peripherals - 3.6%
Apple, Inc. (a)	77,961	27,546
Hewlett-Packard Co.	215,351	9,396
		36,942
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	10,714	420
Avnet, Inc. (a)	92,541	3,166
Corning, Inc.	147,000	3,390
Funtalk China Holdings Ltd. (a)	192,839	985
HLS Systems International Ltd. (a)	47,099	709
Keyence Corp.	5,200	1,414
Molex, Inc. (d)	57,059	1,594
Tyco Electronics Ltd.	55,151	1,988
		13,666
Internet Software & Services - 0.8%
eAccess Ltd.	1,900	1,199
eBay, Inc. (a)	103,919	3,482
Google, Inc. Class A (a)	6,394	3,922
NHN Corp. (a)	1,028	173
		8,776
IT Services - 1.5%
Acxiom Corp. (a)	58,131	996
Alliance Data Systems Corp. (a)	26,435	2,081
Atos Origin SA (a)	19,763	1,144
Fidelity National Information Services, Inc.	61,948	2,006
Fiserv, Inc. (a)	10,312	652
Heartland Payment Systems, Inc.	60,382	1,182
MasterCard, Inc. Class A	7,784	1,873
Unisys Corp. (a)	49,003	1,821
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	20,671	$ 349
Visa, Inc. Class A	44,572	3,256
		15,360
Office Electronics - 0.3%
Xerox Corp.	295,581	3,177
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	78,695	725
Analog Devices, Inc.	56,100	2,237
Applied Materials, Inc.	136,888	2,249
ASML Holding NV	59,491	2,594
Atmel Corp. (a)	156,839	2,302
Avago Technologies Ltd.	134,383	4,568
Cymer, Inc. (a)	71,664	3,626
Entropic Communications, Inc. (a)(d)	44,956	416
Fairchild Semiconductor International, Inc. (a)	197,726	3,482
Himax Technologies, Inc. sponsored ADR	199,964	506
Intersil Corp. Class A	89,028	1,139
Kulicke & Soffa Industries, Inc. (a)	91,221	875
Lam Research Corp. (a)	111,426	6,117
LTX-Credence Corp. (a)	316,930	2,833
Maxim Integrated Products, Inc.	74,900	2,066
Microchip Technology, Inc. (d)	15,069	556
Micron Technology, Inc. (a)	364,503	4,057
National Semiconductor Corp.	135,401	2,099
NVIDIA Corp. (a)	62,766	1,422
NXP Semiconductors NV	94,195	3,010
ON Semiconductor Corp. (a)	483,802	5,394
Skyworks Solutions, Inc. (a)	9,917	356
TriQuint Semiconductor, Inc. (a)	77,400	1,103
Varian Semiconductor Equipment Associates, Inc. (a)	13,400	639
		54,371
Software - 2.2%
Aspen Technology, Inc. (a)	40,300	614
Autodesk, Inc. (a)	9,100	383
BMC Software, Inc. (a)	43,478	2,152
CA, Inc.	92,668	2,296
Citrix Systems, Inc. (a)	22,672	1,591
DemandTec, Inc. (a)	80,238	1,044
Informatica Corp. (a)	49,756	2,339
JDA Software Group, Inc. (a)	40,333	1,190
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Micro Focus International PLC	222,545	$ 1,024
Microsoft Corp.	1,600	43
Oracle Corp.	292,095	9,610
Parametric Technology Corp. (a)	13,025	309
Sage Group PLC	29,700	137
		22,732
TOTAL INFORMATION TECHNOLOGY		177,614
MATERIALS - 6.2%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	13,124	1,207
Airgas, Inc.	6,334	396
Ashland, Inc.	18,170	1,023
Cabot Corp.	5,500	238
Celanese Corp. Class A	36,983	1,533
CF Industries Holdings, Inc.	10,644	1,504
Clariant AG (Reg.) (a)	107,570	1,774
Dow Chemical Co.	109,365	4,064
Huabao International Holdings Ltd.	817,000	1,031
Israel Chemicals Ltd.	37,900	629
LyondellBasell Industries NV Class A (a)	37,800	1,439
Methanex Corp.	3,200	93
Solutia, Inc. (a)	44,139	1,024
Spartech Corp. (a)	177,841	1,508
Symrise AG	18,600	488
Syngenta AG (Switzerland)	2,210	742
Valspar Corp.	17,300	658
W.R. Grace & Co. (a)	127,026	4,832
Yara International ASA	33,300	1,766
		25,949
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	2,000	18
HeidelbergCement AG	28,197	1,974
		1,992
Containers & Packaging - 0.3%
Ball Corp.	34	1
Rock-Tenn Co. Class A (d)	35,200	2,416
Silgan Holdings, Inc.	16,361	597
		3,014
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.2%
Alcoa, Inc.	84,404	$ 1,422
Anglo American PLC (United Kingdom)	21,700	1,176
Argonaut Gold, Inc. (a)	36,787	188
Centamin Egypt Ltd. (Canada) (a)	95,000	185
Commercial Metals Co.	109,300	1,822
Crown Point Ventures Ltd. (a)	6,600	13
Eldorado Gold Corp.	98,563	1,680
Freeport-McMoRan Copper & Gold, Inc.	53,488	2,832
Goldcorp, Inc.	78,900	3,770
Grande Cache Coal Corp. (a)	70,800	681
Gulf Resources, Inc. (a)	57,136	512
Gulf Resources, Inc. (a)(g)	200,630	1,798
Ivanhoe Mines Ltd. (a)	177,385	5,026
Kinross Gold Corp.	79,088	1,254
Mirabela Nickel Ltd. (a)	122,671	269
Newcrest Mining Ltd.	87,398	3,378
Pan American Silver Corp.	28,700	1,122
Randgold Resources Ltd. sponsored ADR	35,500	2,874
Reliance Steel & Aluminum Co.	7,100	393
Ternium SA sponsored ADR	24,500	883
United States Steel Corp.	34,600	1,989
Walter Energy, Inc.	2,414	292
		33,559
TOTAL MATERIALS		64,514
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
China Unicom (Hong Kong) Ltd.	610,000	1,023
Frontier Communications Corp.	66,640	566
Iliad Group SA	12,842	1,438
Koninklijke KPN NV	55,362	897
Qwest Communications International, Inc.	443,500	3,025
Telefonica SA sponsored ADR	31,617	808
		7,757
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	24,200	991
SOFTBANK CORP.	16,400	674
Sprint Nextel Corp. (a)	920,685	4,023
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	179,500	$ 681
Turkcell Iletisim Hizmet AS	164,000	923
		7,292
TOTAL TELECOMMUNICATION SERVICES		15,049
UTILITIES - 2.2%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	51,620	1,847
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	46,600	843
FirstEnergy Corp.	20,172	773
NextEra Energy, Inc.	36,731	2,037
NV Energy, Inc.	46,875	689
Power Grid Corp. of India Ltd.	57,138	125
PPL Corp.	40,545	1,031
		7,345
Gas Utilities - 0.1%
China Gas Holdings Ltd.	906,000	340
Enn Energy Holdings Ltd.	298,000	886
		1,226
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	579,945	7,174
Multi-Utilities - 0.7%
Alliant Energy Corp.	13,470	530
CMS Energy Corp.	114,036	2,196
National Grid PLC	114,600	1,065
PG&E Corp.	28,945	1,333
Public Service Enterprise Group, Inc.	40,736	1,332
Sempra Energy	19,654	1,046
		7,502
TOTAL UTILITIES		23,247
TOTAL COMMON STOCKS (Cost $836,463)		1,008,324
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Co. 4.75%	47,100	$ 2,396
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	2,233
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	18,800	1,001
TOTAL CONVERTIBLE PREFERRED STOCKS		5,630
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	8,200	1,391
TOTAL PREFERRED STOCKS (Cost $5,859)		7,021
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,320)	103,176	1,840
Convertible Bonds - 0.5%
	Principal Amount (000s)
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 650	1,038
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (e)	1,875	1,938
TOTAL FINANCIALS		2,976
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	600	1,073
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	$ 870	$ 1,158
TOTAL HEALTH CARE		2,231
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	380	403
TOTAL CONVERTIBLE BONDS (Cost $3,417)		5,610
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	10,549,108	10,549
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,679,319	10,679
TOTAL MONEY MARKET FUNDS (Cost $21,228)		21,228
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $868,287)		1,044,023
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(12,327)
NET ASSETS - 100%		$ 1,031,696
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,983,000 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,989,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 371
Concho Resources, Inc.	7/20/10	$ 1,034
Gulf Resources, Inc.	12/11/09	$ 1,705
Mood Media Corp.	2/2/11	$ 386
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	58
Total	$ 63
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,061	$ 107,671	$ 1,390	$ -
Consumer Staples	87,277	85,649	1,628	-
Energy	137,708	135,600	2,108	-
Financials	154,023	151,828	2,195	-
Health Care	99,769	95,216	4,553	-
Industrials	146,082	143,686	2,396	-
Information Technology	177,614	177,614	-	-
Materials	64,514	60,125	4,389	-
Telecommunication Services	15,049	12,429	2,620	-
Utilities	24,248	23,183	1,065	-
Investment Companies	1,840	1,840	-	-
Corporate Bonds	5,610	-	5,610	-
Money Market Funds	21,228	21,228	-	-
Total Investments in Securities:	$ 1,044,023	$ 1,016,069	$ 27,954	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $878,777,000. Net unrealized appreciation aggregated $165,246,000, of which $198,606,000 related to appreciated investment securities and $33,360,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Stock Selector
All Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity Advisor Dynamic Capital Appreciation Fund)

February 28, 2011

1.797933.107

ARG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	561,787	$ 73,903,049
Fidelity Consumer Staples Central Fund (b)	572,853	76,206,681
Fidelity Energy Central Fund (b)	700,941	99,596,767
Fidelity Financials Central Fund (b)	2,183,333	135,584,962
Fidelity Health Care Central Fund (b)	583,695	78,617,944
Fidelity Industrials Central Fund (b)	545,446	82,831,401
Fidelity Information Technology Central Fund (b)	670,558	125,313,885
Fidelity Materials Central Fund (b)	147,813	26,136,279
Fidelity Telecom Services Central Fund (b)	192,090	23,928,625
Fidelity Utilities Central Fund (b)	232,206	24,160,990
TOTAL EQUITY CENTRAL FUNDS (Cost $619,939,187)		746,280,583
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.19% (a) (Cost $92,537)	92,537	92,537
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $620,031,724)		746,373,120
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(645,787)
NET ASSETS - 100%		$ 745,727,333
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79
Fidelity Consumer Discretionary Central Fund	251,736
Fidelity Consumer Staples Central Fund	503,234
Fidelity Energy Central Fund	535,703
Fidelity Financials Central Fund	331,357
Fidelity Health Care Central Fund	107,760
Fidelity Industrials Central Fund	341,729
Fidelity Information Technology Central Fund	133,887
Fidelity Materials Central Fund	80,775
Fidelity Telecom Services Central Fund	147,209
Fidelity Utilities Central Fund	243,491
Total	$ 2,676,960
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 69,733,672	$ 385,339	$ 33,646	$ 73,903,049	10.7%
Fidelity Consumer Staples Central Fund	78,205,478	626,525	5,759,834	76,206,681	12.6%
Fidelity Energy Central Fund	81,242,687	602,280	3,281,208	99,596,767	11.7%
Fidelity Financials Central Fund	116,376,236	4,393,356	6,136,073	135,584,962	11.4%
Fidelity Health Care Central Fund	79,398,365	107,760	12,341,638	78,617,944	10.9%
Fidelity Industrials Central Fund	73,799,683	731,864	2,881,812	82,831,401	10.9%
Fidelity Information Technology Central Fund	118,391,840	1,092,737	9,957,792	125,313,885	11.0%
Fidelity Materials Central Fund	26,608,157	82,251	4,014,114	26,136,279	10.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Telecom Services Central Fund	$ 22,071,073	$ 191,128	$ -	$ 23,928,625	12.3%
Fidelity Utilities Central Fund	25,015,270	248,163	2,960,740	24,160,990	10.7%
Total	$ 690,842,461	$ 8,461,403	$ 47,366,857	$ 746,280,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $620,452,110. Net unrealized appreciation aggregated $125,921,010, of which $126,287,721 related to appreciated investment securities and $366,711 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797923.107

EPG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.7%
Gentex Corp.	656,947	$ 19,892
Tenneco, Inc. (a)	85,500	3,410
		23,302
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	234,764	19,043
Harley-Davidson, Inc.	504,940	20,612
Tesla Motors, Inc. (a)(d)	121,600	2,905
		42,560
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	47,500	1,062
Navitas Ltd.	100,773	449
		1,511
Hotels, Restaurants & Leisure - 3.2%
China Lodging Group Ltd. ADR	131,389	2,171
Chipotle Mexican Grill, Inc. (a)	12,600	3,087
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	44,936	1,519
Marriott International, Inc. Class A	388,683	15,240
McDonald's Corp.	525,100	39,740
Starbucks Corp.	857,301	28,274
Starwood Hotels & Resorts Worldwide, Inc.	213,055	13,018
		103,049
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	53,710	3,121
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	335,804	58,191
Media - 0.5%
Discovery Communications, Inc. Class C (a)	336,909	12,826
Sun TV Ltd.	182,961	1,640
		14,466
Multiline Retail - 1.8%
Dollarama, Inc. (a)	566,945	16,992
Dollarama, Inc. (a)(e)	108,600	3,255
Target Corp.	687,126	36,108
		56,355
Specialty Retail - 2.5%
Lowe's Companies, Inc.	937,354	24,531
Ross Stores, Inc.	230,958	16,638
TJX Companies, Inc.	289,541	14,439
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	206,722	$ 8,627
Vitamin Shoppe, Inc. (a)	454,703	15,819
		80,054
Textiles, Apparel & Luxury Goods - 2.1%
Arezzo Industria E Comercio SA	15,000	193
Coach, Inc.	388,900	21,358
lululemon athletica, Inc. (a)	150,088	11,645
LVMH Moet Hennessy - Louis Vuitton	22,787	3,593
Polo Ralph Lauren Corp. Class A	240,732	30,503
		67,292
TOTAL CONSUMER DISCRETIONARY		449,901
CONSUMER STAPLES - 3.5%
Beverages - 0.7%
The Coca-Cola Co.	338,259	21,622
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	56,500	4,226
Droga Raia SA	138,000	1,966
Drogasil SA	216,563	1,653
Walgreen Co.	566,939	24,571
Whole Foods Market, Inc.	242,134	14,179
		46,595
Food Products - 0.5%
Diamond Foods, Inc. (d)	132,035	6,727
Mead Johnson Nutrition Co. Class A	172,500	10,324
		17,051
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	35,490	3,351
Herbalife Ltd.	316,801	24,840
		28,191
TOTAL CONSUMER STAPLES		113,459
ENERGY - 12.5%
Energy Equipment & Services - 6.6%
Aker Solutions ASA	342,600	7,251
Baker Hughes, Inc.	707,152	50,243
Dresser-Rand Group, Inc. (a)	207,000	10,201
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,274,672	$ 59,833
National Oilwell Varco, Inc.	65,000	5,172
Oceaneering International, Inc. (a)	229,127	19,162
Schlumberger Ltd.	453,866	42,400
Transocean Ltd. (a)	196,900	16,664
Vantage Drilling Co. (a)	762,100	1,585
		212,511
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	45,419	3,717
Apache Corp.	26,700	3,327
Concho Resources, Inc. (a)	107,487	11,450
Denbury Resources, Inc. (a)	135,900	3,293
Extract Resources Ltd. (a)	343,285	3,243
Exxon Mobil Corp.	1,105,129	94,522
Occidental Petroleum Corp.	376,273	38,369
Pioneer Natural Resources Co.	57,100	5,844
Whiting Petroleum Corp. (a)	381,600	24,934
		188,699
TOTAL ENERGY		401,210
FINANCIALS - 6.2%
Capital Markets - 2.5%
BlackRock, Inc. Class A	156,900	32,006
Charles Schwab Corp.	654,601	12,418
Invesco Ltd.	887,128	23,811
JMP Group, Inc.	107,200	915
Noah Holdings Ltd. ADR (d)	383,250	4,967
The Blackstone Group LP	375,100	6,677
		80,794
Commercial Banks - 1.6%
M&T Bank Corp.	68,745	6,053
Wells Fargo & Co.	1,399,217	45,139
		51,192
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	213,340	3,515
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.4%
CME Group, Inc.	49,265	$ 15,335
JPMorgan Chase & Co.	644,402	30,087
		45,422
Insurance - 0.3%
AFLAC, Inc.	136,100	8,011
Real Estate Investment Trusts - 0.0%
Dynex Capital, Inc.	99,800	1,055
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	334,200	8,368
TOTAL FINANCIALS		198,357
HEALTH CARE - 11.5%
Biotechnology - 3.3%
Acorda Therapeutics, Inc. (a)	286,433	6,007
Alexion Pharmaceuticals, Inc. (a)	149,068	14,352
Clinical Data, Inc. (a)(d)	772,456	23,459
Human Genome Sciences, Inc. (a)	337,984	8,460
Incyte Corp. (a)(d)	576,863	7,891
United Therapeutics Corp. (a)	681,138	45,929
		106,098
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	240,160	20,423
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	471,134	26,487
HMS Holdings Corp. (a)	49,400	3,733
Medco Health Solutions, Inc. (a)	255,075	15,723
		45,943
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc. (a)	495,084	20,833
Illumina, Inc. (a)	607,775	42,180
Sequenom, Inc. (a)	66,268	407
		63,420
Pharmaceuticals - 4.2%
Aegerion Pharmaceuticals, Inc.	95,100	1,413
Novo Nordisk AS Series B	397,350	50,089
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	354,010	$ 27,057
Valeant Pharmaceuticals International, Inc. (Canada)	1,370,754	55,028
		133,587
TOTAL HEALTH CARE		369,471
INDUSTRIALS - 16.3%
Aerospace & Defense - 6.6%
Esterline Technologies Corp. (a)	315,571	22,585
Goodrich Corp.	407,200	35,113
Honeywell International, Inc.	511,965	29,648
Precision Castparts Corp.	208,347	29,533
TransDigm Group, Inc. (a)	99,094	7,965
United Technologies Corp.	1,053,900	88,043
		212,887
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	83,800	6,066
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	87,100	2,484
Building Products - 0.4%
A.O. Smith Corp.	113,509	4,586
Lennox International, Inc.	162,500	7,881
		12,467
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.	172,200	4,992
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	137,800	6,898
Electrical Equipment - 2.5%
Acuity Brands, Inc.	167,234	9,452
AMETEK, Inc.	99,648	4,180
Cooper Industries PLC Class A	239,100	15,386
Crompton Greaves Ltd.	454,962	2,459
Emerson Electric Co.	475,500	28,368
Polypore International, Inc. (a)	200,359	11,709
Regal-Beloit Corp.	104,100	7,594
		79,148
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
3M Co.	228,649	$ 21,088
Textron, Inc.	622,600	16,866
		37,954
Machinery - 3.8%
CLARCOR, Inc.	71,100	2,925
Cummins, Inc.	236,366	23,901
Danaher Corp.	505,132	25,560
Flowserve Corp.	52,000	6,498
Gardner Denver, Inc.	32,984	2,412
Ingersoll-Rand Co. Ltd.	184,830	8,373
WABCO Holdings, Inc. (a)	769,571	44,966
Weg SA	701,000	8,448
		123,083
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	80,064	4,777
CoStar Group, Inc. (a)	35,535	2,014
IHS, Inc. Class A (a)	47,900	4,009
Robert Half International, Inc.	262,700	8,380
		19,180
Road & Rail - 0.5%
Union Pacific Corp.	168,150	16,043
TOTAL INDUSTRIALS		521,202
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	2,205,654	40,937
Juniper Networks, Inc. (a)	792,099	34,852
QUALCOMM, Inc.	2,362,918	140,783
		216,572
Computers & Peripherals - 8.0%
Apple, Inc. (a)	618,979	218,631
EMC Corp. (a)	474,375	12,908
NetApp, Inc. (a)	398,944	20,609
SanDisk Corp. (a)	64,085	3,179
		255,327
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
HLS Systems International Ltd. (a)	118,242	$ 1,780
Keyence Corp.	24,000	6,525
		8,305
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	136,882	16,585
Dice Holdings, Inc. (a)	668,549	9,179
eBay, Inc. (a)	514,949	17,253
Google, Inc. Class A (a)	180,667	110,821
KIT Digital, Inc. (a)(d)	766,884	9,977
The Knot, Inc. (a)	316,245	3,172
VeriSign, Inc.	641,012	22,621
WebMD Health Corp. (a)	556,033	32,250
		221,858
IT Services - 1.6%
Accenture PLC Class A	364,900	18,785
Cognizant Technology Solutions Corp. Class A (a)	327,600	25,183
Fidelity National Information Services, Inc.	31,762	1,029
Heartland Payment Systems, Inc.	38,000	744
Visa, Inc. Class A	59,794	4,368
		50,109
Semiconductors & Semiconductor Equipment - 2.5%
ARM Holdings PLC	636,400	6,360
ARM Holdings PLC sponsored ADR (d)	1,095,734	33,168
Avago Technologies Ltd.	1,096,514	37,271
Broadcom Corp. Class A	102,436	4,222
		81,021
Software - 5.9%
ANSYS, Inc. (a)	63,405	3,571
Ariba, Inc. (a)	842,572	26,078
Citrix Systems, Inc. (a)	356,071	24,982
Computer Modelling Group Ltd.	140,900	3,699
Concur Technologies, Inc. (a)	60,290	3,137
Informatica Corp. (a)	131,300	6,172
Intuit, Inc. (a)	121,700	6,399
Kingdee International Software Group Co. Ltd.	6,728,000	4,086
Microsoft Corp.	465,300	12,368
Oracle Corp.	1,599,813	52,634
RealPage, Inc.	99,396	2,465
Red Hat, Inc. (a)	164,200	6,778
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	103,782	$ 13,727
SolarWinds, Inc. (a)	607,957	13,649
Velti PLC (a)(d)	160,141	2,168
VMware, Inc. Class A (a)	105,148	8,796
		190,709
TOTAL INFORMATION TECHNOLOGY		1,023,901
MATERIALS - 3.6%
Chemicals - 1.2%
CF Industries Holdings, Inc.	93,150	13,160
FMC Corp.	94,000	7,279
The Mosaic Co.	216,373	18,576
		39,015
Metals & Mining - 2.4%
Grande Cache Coal Corp. (a)	2,300,900	22,127
Kenmare Resources PLC (a)	2,485,500	1,620
Major Drilling Group International, Inc.	1,300	59
Mirabela Nickel Ltd. (a)	2,804,991	6,162
Mongolian Mining Corp.	2,614,000	3,316
Newmont Mining Corp.	439,521	24,292
Teck Resources Ltd. Class B (sub. vtg.)	177,200	9,806
Walter Energy, Inc.	82,900	10,032
		77,414
TOTAL MATERIALS		116,429
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TIM Participacoes SA sponsored ADR (non-vtg.)	251,900	9,754
TOTAL COMMON STOCKS (Cost $2,482,253)		3,203,684
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	18,595,537	$ 18,596
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	40,414,471	40,414
TOTAL MONEY MARKET FUNDS (Cost $59,010)		59,010
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,541,263)		3,262,694
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(52,408)
NET ASSETS - 100%		$ 3,210,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,255,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	94
Total	$ 108
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 449,901	$ 449,452	$ 449	$ -
Consumer Staples	113,459	113,459	-	-
Energy	401,210	397,967	3,243	-
Financials	198,357	198,357	-	-
Health Care	369,471	319,382	50,089	-
Industrials	521,202	521,202	-	-
Information Technology	1,023,901	1,017,541	6,360	-
Materials	116,429	110,267	6,162	-
Telecommunication Services	9,754	9,754	-	-
Money Market Funds	59,010	59,010	-	-
Total Investments in Securities:	$ 3,262,694	$ 3,196,391	$ 66,303	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,554,329,000. Net unrealized appreciation aggregated $708,365,000, of which $766,129,000 related to appreciated investment securities and $57,764,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797924.107

EPI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.1%
Johnson Controls, Inc.	357,458	$ 14,584
Michelin CGDE Series B	90,537	7,372
The Goodyear Tire & Rubber Co. (a)	502,739	7,129
		29,085
Automobiles - 1.4%
Daimler AG (Germany)	65,407	4,608
Ford Motor Co. (a)	406,802	6,122
Harley-Davidson, Inc.	562,900	22,978
Thor Industries, Inc.	16,824	559
Winnebago Industries, Inc. (a)	215,300	3,113
		37,380
Diversified Consumer Services - 0.4%
H&R Block, Inc.	737,200	11,198
Household Durables - 4.4%
KB Home	178,700	2,368
Lennar Corp. Class A	354,400	7,145
Newell Rubbermaid, Inc.	401,034	7,756
PulteGroup, Inc. (a)	360,700	2,489
Stanley Black & Decker, Inc.	259,383	19,669
Techtronic Industries Co. Ltd.	742,500	918
Toll Brothers, Inc. (a)	2,909,600	61,858
Whirlpool Corp.	142,783	11,780
		113,983
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	163,426	2,625
Media - 2.5%
Belo Corp. Series A (a)	583,210	4,648
Comcast Corp.:
Class A	447,000	11,515
Class A (special) (non-vtg.)	393,200	9,563
The Walt Disney Co.	561,100	24,543
Time Warner, Inc.	386,700	14,772
		65,041
Multiline Retail - 1.1%
Kohl's Corp.	171,300	9,231
Macy's, Inc.	442,900	10,585
Target Corp.	156,917	8,246
Tuesday Morning Corp. (a)	288,100	1,345
		29,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.9%
Home Depot, Inc.	824,200	$ 30,883
Lowe's Companies, Inc.	421,600	11,033
OfficeMax, Inc. (a)	271,300	3,728
RadioShack Corp.	271,900	4,024
		49,668
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	100,773	6,467
Phillips-Van Heusen Corp.	126,007	7,562
Warnaco Group, Inc. (a)	77,637	4,558
		18,587
TOTAL CONSUMER DISCRETIONARY		356,974
CONSUMER STAPLES - 5.8%
Beverages - 1.5%
Carlsberg AS Series B	61,902	6,589
PepsiCo, Inc.	321,037	20,360
The Coca-Cola Co.	192,171	12,284
		39,233
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	85,658	2,832
Walgreen Co.	252,540	10,945
Winn-Dixie Stores, Inc. (a)	345,490	2,412
		16,189
Food Products - 0.6%
Kraft Foods, Inc. Class A	211,051	6,720
Nestle SA	145,938	8,263
		14,983
Household Products - 1.8%
Kimberly-Clark Corp.	118,112	7,784
Procter & Gamble Co.	622,745	39,264
		47,048
Personal Products - 0.5%
Avon Products, Inc.	431,724	12,006
Tobacco - 0.8%
Philip Morris International, Inc.	357,000	22,412
TOTAL CONSUMER STAPLES		151,871
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	366,033	$ 26,007
Halliburton Co.	312,436	14,666
Noble Corp.	474,617	21,220
Transocean Ltd. (a)	38,777	3,282
		65,175
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	86,040	7,041
Apache Corp.	87,700	10,929
BP PLC sponsored ADR	487,887	23,648
Chevron Corp.	670,230	69,536
ConocoPhillips	375,536	29,243
Devon Energy Corp.	102,500	9,373
Exxon Mobil Corp.	669,302	57,245
Kinder Morgan Holding Co. LLC (d)	74,200	2,263
Marathon Oil Corp.	327,519	16,245
Occidental Petroleum Corp.	187,634	19,133
Royal Dutch Shell PLC Class A sponsored ADR	738,100	53,328
Southwestern Energy Co. (a)	291,997	11,528
		309,512
TOTAL ENERGY		374,687
FINANCIALS - 26.8%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	668,010	20,301
Bank Sarasin & Co. Ltd. Series B (Reg.)	108,792	4,696
Credit Suisse Group sponsored ADR	39,600	1,831
Goldman Sachs Group, Inc.	149,003	24,404
Morgan Stanley	1,160,101	34,432
State Street Corp.	345,631	15,457
UBS AG (a)	357,580	7,097
UBS AG (NY Shares) (a)	648,800	12,879
		121,097
Commercial Banks - 8.8%
Associated Banc-Corp.	1,048,552	15,173
Barclays PLC	2,487,105	12,909
BB&T Corp.	554,514	15,305
BNP Paribas SA	44,600	3,482
Comerica, Inc.	182,280	7,091
Huntington Bancshares, Inc.	1,196,500	8,184
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	1,327,300	$ 12,132
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,793,300	9,917
PNC Financial Services Group, Inc.	812,389	50,124
Societe Generale Series A	49,500	3,480
U.S. Bancorp, Delaware	557,400	15,457
Wells Fargo & Co.	2,421,492	78,117
		231,371
Consumer Finance - 1.6%
American Express Co.	212,895	9,276
Capital One Financial Corp.	130,516	6,496
Discover Financial Services	795,500	17,302
SLM Corp. (a)	513,900	7,616
		40,690
Diversified Financial Services - 7.7%
Bank of America Corp.	4,321,659	61,757
Citigroup, Inc. (a)	8,871,937	41,521
CME Group, Inc.	18,222	5,672
JPMorgan Chase & Co.	2,023,647	94,477
		203,427
Insurance - 1.8%
Berkshire Hathaway, Inc. Class B (a)	94,009	8,205
First American Financial Corp.	280,022	4,413
Hartford Financial Services Group, Inc.	246,989	7,311
Marsh & McLennan Companies, Inc.	227,345	6,920
Unum Group	575,526	15,269
XL Group PLC Class A	203,691	4,756
		46,874
Real Estate Investment Trusts - 2.0%
Boston Properties, Inc.	65,021	6,237
Camden Property Trust (SBI)	66,992	3,964
HCP, Inc.	348,538	13,244
ProLogis Trust	162,200	2,637
Rayonier, Inc.	76,695	4,704
Segro PLC	698,000	3,654
Ventas, Inc.	165,936	9,196
Weyerhaeuser Co.	350,621	8,559
		52,195
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	181,650	$ 4,549
Unite Group PLC (a)	379,028	1,235
		5,784
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	17,800	505
Hudson City Bancorp, Inc.	143,900	1,655
		2,160
TOTAL FINANCIALS		703,598
HEALTH CARE - 8.6%
Biotechnology - 1.1%
Amgen, Inc. (a)	283,400	14,547
Cephalon, Inc. (a)	82,700	4,657
Gilead Sciences, Inc. (a)	274,007	10,681
		29,885
Health Care Equipment & Supplies - 1.2%
C. R. Bard, Inc.	75,929	7,423
CareFusion Corp. (a)	447,300	12,220
Covidien PLC	125,800	6,472
Stryker Corp.	89,300	5,649
		31,764
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	289,600	12,331
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	80,688	3,395
Pharmaceuticals - 5.7%
GlaxoSmithKline PLC	537,977	10,328
GlaxoSmithKline PLC sponsored ADR	19,900	768
Johnson & Johnson	544,581	33,459
Merck & Co., Inc.	976,091	31,791
Pfizer, Inc.	3,009,979	57,912
Sanofi-Aventis	206,540	14,282
		148,540
TOTAL HEALTH CARE		225,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.5%
Goodrich Corp.	62,700	$ 5,407
Honeywell International, Inc.	378,562	21,923
The Boeing Co.	186,600	13,437
United Technologies Corp.	283,200	23,659
		64,426
Building Products - 0.5%
Armstrong World Industries, Inc.	60,505	2,519
Masco Corp.	842,000	11,443
		13,962
Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.	233,100	5,869
Republic Services, Inc.	364,115	10,781
		16,650
Construction & Engineering - 0.2%
Chiyoda Corp.	137,000	1,238
Fluor Corp.	54,500	3,856
		5,094
Electrical Equipment - 0.2%
Alstom SA	79,111	4,718
Industrial Conglomerates - 4.0%
General Electric Co.	2,406,331	50,340
Koninklijke Philips Electronics NV unit	201,500	6,589
Rheinmetall AG	139,300	11,294
Siemens AG sponsored ADR	164,300	22,088
Textron, Inc.	358,800	9,720
Tyco International Ltd.	128,600	5,831
		105,862
Machinery - 2.4%
Briggs & Stratton Corp.	495,410	9,973
Caterpillar, Inc.	61,200	6,299
Cummins, Inc.	128,700	13,014
Harsco Corp.	99,610	3,404
Ingersoll-Rand Co. Ltd.	358,900	16,258
Navistar International Corp. (a)	133,700	8,287
SPX Corp.	71,400	5,695
		62,930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	155,600	$ 11,617
Union Pacific Corp.	110,400	10,533
		22,150
TOTAL INDUSTRIALS		295,792
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	480,741	8,923
Comverse Technology, Inc. (a)	1,040,475	7,543
Motorola Solutions, Inc.	48,507	1,874
		18,340
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	525,514	22,928
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	152,162	5,965
Avnet, Inc. (a)	124,475	4,258
Tyco Electronics Ltd.	213,753	7,704
		17,927
IT Services - 0.5%
CoreLogic, Inc. (a)	169,575	3,163
MoneyGram International, Inc. (a)	136,800	378
Visa, Inc. Class A	137,133	10,018
		13,559
Office Electronics - 0.4%
Xerox Corp.	967,574	10,401
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,035,400	17,012
Intel Corp.	959,371	20,598
Micron Technology, Inc. (a)	917,300	10,210
National Semiconductor Corp.	670,200	10,388
Samsung Electronics Co. Ltd.	6,185	5,073
Teradyne, Inc. (a)	196,400	3,659
		66,940
TOTAL INFORMATION TECHNOLOGY		150,095
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.3%
Chemicals - 1.4%
Clariant AG (Reg.) (a)	535,632	$ 8,834
Dow Chemical Co.	326,690	12,140
E.I. du Pont de Nemours & Co.	199,535	10,948
PPG Industries, Inc.	57,400	5,073
		36,995
Construction Materials - 0.2%
HeidelbergCement AG	92,300	6,462
Metals & Mining - 0.7%
Alcoa, Inc.	333,342	5,617
Commercial Metals Co.	222,400	3,707
Freeport-McMoRan Copper & Gold, Inc.	95,614	5,063
United States Steel Corp.	59,539	3,423
		17,810
TOTAL MATERIALS		61,267
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	2,311,169	65,591
Koninklijke KPN NV	143,910	2,332
Qwest Communications International, Inc.	2,263,000	15,434
Verizon Communications, Inc.	738,701	27,273
		110,630
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	2,524,536	11,032
TOTAL TELECOMMUNICATION SERVICES		121,662
UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	528,236	18,900
Entergy Corp.	122,380	8,713
FirstEnergy Corp. (d)	690,351	26,440
		54,053
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,155,600	14,295
Multi-Utilities - 0.9%
Alliant Energy Corp.	113,811	4,482
National Grid PLC	246,300	2,289
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	131,807	$ 6,071
Public Service Enterprise Group, Inc.	250,029	8,176
Veolia Environnement	59,600	1,961
		22,979
TOTAL UTILITIES		91,327
TOTAL COMMON STOCKS (Cost $2,127,466)		2,533,188
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Co. 4.75%	386,500	19,665
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75%	6,300	741
TOTAL CONSUMER DISCRETIONARY		20,406
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	55,800	3,801
FINANCIALS - 1.0%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	5,200	6,032
Diversified Financial Services - 0.3%
Citigroup, Inc. 7.50%	50,900	6,846
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	167,000	4,621
XL Capital Ltd. 10.75%	292,900	9,431
		14,052
TOTAL FINANCIALS		26,930
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	62,300	$ 3,319
TOTAL CONVERTIBLE PREFERRED STOCKS		54,456
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	40,294	6,834
TOTAL PREFERRED STOCKS (Cost $49,925)		61,290
Convertible Bonds - 0.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	$ 6,680	7,252
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17	1,240	1,107
TOTAL CONSUMER DISCRETIONARY		8,359
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	3,504
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/27	2,415	2,865
TOTAL CONVERTIBLE BONDS (Cost $13,255)		14,728
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	21,594,181	$ 21,594
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	19,056,679	19,057
TOTAL MONEY MARKET FUNDS (Cost $40,651)		40,651
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,231,297)		2,649,857
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,291)
NET ASSETS - 100%		$ 2,630,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,756,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	113
Total	$ 121
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 384,214	$ 384,214	$ -	$ -
Consumer Staples	151,871	151,871	-	-
Energy	378,488	378,488	-	-
Financials	730,528	710,522	20,006	-
Health Care	225,915	201,305	24,610	-
Industrials	295,792	294,554	1,238	-
Information Technology	150,095	150,095	-	-
Materials	61,267	61,267	-	-
Telecommunication Services	121,662	121,662	-	-
Utilities	94,646	90,396	4,250	-
Corporate Bonds	14,728	-	14,728	-
Money Market Funds	40,651	40,651	-	-
Total Investments in Securities:	$ 2,649,857	$ 2,585,025	$ 64,832	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,300,185,000. Net unrealized appreciation aggregated $349,672,000, of which $537,176,000 related to appreciated investment securities and $187,504,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797934.107

AEV-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Modine Manufacturing Co. (a)	11,600	$ 171,680
Tenneco, Inc. (a)	7,358	293,437
		465,117
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	6,086	493,674
General Motors Co.	8,100	271,593
Harley-Davidson, Inc.	4,900	200,018
		965,285
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	6,818	224,858
Starwood Hotels & Resorts Worldwide, Inc.	5,900	360,490
WMS Industries, Inc. (a)	7,200	286,488
Wyndham Worldwide Corp.	9,500	297,160
		1,168,996
Household Durables - 2.4%
D.R. Horton, Inc.	52,581	622,559
Lennar Corp. Class A	30,800	620,928
Stanley Black & Decker, Inc.	12,325	934,605
		2,178,092
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	700	15,197
Media - 3.2%
News Corp. Class A	9,500	165,015
The Walt Disney Co.	26,395	1,154,517
Time Warner Cable, Inc.	8,000	577,440
Virgin Media, Inc.	34,453	938,500
		2,835,472
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	6,600	413,688
Group 1 Automotive, Inc.	3,600	152,100
Lowe's Companies, Inc.	18,400	481,528
OfficeMax, Inc. (a)	11,299	155,248
TJX Companies, Inc.	3,900	194,493
		1,397,057
Textiles, Apparel & Luxury Goods - 1.6%
Phillips-Van Heusen Corp.	8,100	486,081
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	4,219	$ 534,589
VF Corp.	4,300	411,381
		1,432,051
TOTAL CONSUMER DISCRETIONARY		10,457,267
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	2,593	144,819
The Coca-Cola Co.	8,600	549,712
		694,531
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	3,200	131,424
CVS Caremark Corp.	15,400	509,124
Susser Holdings Corp. (a)	7,750	107,338
Wal-Mart Stores, Inc.	3,200	166,336
		914,222
Food Products - 0.3%
Archer Daniels Midland Co.	2,500	92,950
Green Mountain Coffee Roasters, Inc. (a)	3,300	134,574
		227,524
Household Products - 1.3%
Procter & Gamble Co.	19,142	1,206,903
Tobacco - 2.2%
Philip Morris International, Inc.	31,700	1,990,126
TOTAL CONSUMER STAPLES		5,033,306
ENERGY - 13.1%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	10,367	736,575
Ensco International Ltd. ADR	6,850	384,285
Halliburton Co.	5,000	234,700
National Oilwell Varco, Inc.	13,600	1,082,152
Noble Corp.	19,700	880,787
Transocean Ltd. (a)	5,600	473,928
		3,792,427
Oil, Gas & Consumable Fuels - 8.9%
Alpha Natural Resources, Inc. (a)	4,800	260,256
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	8,100	$ 1,009,422
Chevron Corp.	20,797	2,157,689
Exxon Mobil Corp.	5,000	427,650
Frontier Oil Corp.	8,200	228,780
Holly Corp.	13,039	745,048
Kinder Morgan Holding Co. LLC	2,500	76,250
Occidental Petroleum Corp.	8,921	909,674
Pioneer Natural Resources Co.	5,500	562,870
Royal Dutch Shell PLC Class A sponsored ADR	14,500	1,047,625
Talisman Energy, Inc.	21,300	528,744
		7,954,008
TOTAL ENERGY		11,746,435
FINANCIALS - 23.6%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	9,500	1,555,910
Morgan Stanley	21,800	647,024
		2,202,934
Commercial Banks - 6.1%
City National Corp.	3,800	223,858
Huntington Bancshares, Inc.	40,833	279,298
M&T Bank Corp.	1,600	140,880
PNC Financial Services Group, Inc.	6,276	387,229
Regions Financial Corp.	29,700	226,908
Southwest Bancorp, Inc., Oklahoma (a)	299	4,255
SunTrust Banks, Inc.	11,400	343,938
SVB Financial Group (a)	5,915	320,475
U.S. Bancorp, Delaware	60,966	1,690,587
Wells Fargo & Co.	58,058	1,872,951
		5,490,379
Consumer Finance - 0.4%
Discover Financial Services	18,300	398,025
Diversified Financial Services - 6.4%
Bank of America Corp.	120,374	1,720,144
Citigroup, Inc. (a)	340,789	1,594,893
JPMorgan Chase & Co.	51,195	2,390,293
		5,705,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.8%
AFLAC, Inc.	7,900	$ 464,994
Delphi Financial Group, Inc. Class A	12,003	371,613
Lincoln National Corp.	19,222	609,722
Loews Corp.	11,000	475,750
MetLife, Inc.	7,500	355,200
Prudential Financial, Inc.	6,000	394,980
Unum Group	4,700	124,691
XL Group PLC Class A	24,800	579,080
		3,376,030
Real Estate Investment Trusts - 2.5%
CBL & Associates Properties, Inc.	32,844	586,265
DiamondRock Hospitality Co. (a)	13,900	163,464
HCP, Inc.	2,000	76,000
Lexington Corporate Properties Trust (d)	21,500	203,605
ProLogis Trust	6,000	97,560
Public Storage	2,600	291,850
Rayonier, Inc.	2,600	159,458
The Macerich Co.	3,635	184,076
Weyerhaeuser Co.	18,600	454,026
		2,216,304
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	48,428	1,212,637
Forest City Enterprises, Inc. Class A (a)	5,200	98,280
Jones Lang LaSalle, Inc.	3,900	383,838
		1,694,755
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	2,700	76,545
TOTAL FINANCIALS		21,160,302
HEALTH CARE - 11.3%
Biotechnology - 1.8%
Amgen, Inc. (a)	7,800	400,374
Anthera Pharmaceuticals, Inc.	14,500	78,880
ARIAD Pharmaceuticals, Inc. (a)	19,400	116,594
ArQule, Inc. (a)	8,200	52,234
BioMarin Pharmaceutical, Inc. (a)	5,100	124,746
Gilead Sciences, Inc. (a)	7,300	284,554
Keryx Biopharmaceuticals, Inc. (a)	20,800	82,160
Micromet, Inc. (a)	2,400	14,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmasset, Inc. (a)	900	$ 45,000
Theravance, Inc. (a)	5,000	113,900
United Therapeutics Corp. (a)	3,100	209,033
ZIOPHARM Oncology, Inc. (a)	17,401	105,972
		1,628,399
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	49,100	351,556
Covidien PLC	5,900	303,555
Edwards Lifesciences Corp. (a)	1,000	85,040
		740,151
Health Care Providers & Services - 2.4%
CIGNA Corp.	10,100	424,907
Emeritus Corp. (a)	12,573	295,843
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	1,500	99,570
Kindred Healthcare, Inc. (a)	4,800	119,616
McKesson Corp.	5,100	404,328
Medco Health Solutions, Inc. (a)	9,447	582,313
Sunrise Senior Living, Inc. (a)	19,997	227,766
		2,154,343
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,600	98,210
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	2,700	152,361
PerkinElmer, Inc.	5,100	135,150
QIAGEN NV (a)	4,600	94,898
Thermo Fisher Scientific, Inc. (a)	7,900	440,978
		823,387
Pharmaceuticals - 5.2%
Ardea Biosciences, Inc. (a)	7,100	188,221
Cadence Pharmaceuticals, Inc. (a)	10,500	78,855
Cardiome Pharma Corp. (a)	5,960	34,487
GlaxoSmithKline PLC sponsored ADR	6,400	247,104
Johnson & Johnson	17,208	1,057,260
Merck & Co., Inc.	44,409	1,446,401
Pfizer, Inc.	68,029	1,308,878
Valeant Pharmaceuticals International, Inc. (Canada)	7,200	289,038
		4,650,244
TOTAL HEALTH CARE		10,094,734
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	3,100	$ 100,068
GeoEye, Inc. (a)	2,100	93,555
Precision Castparts Corp.	4,300	609,525
United Technologies Corp.	14,700	1,228,038
		2,031,186
Airlines - 0.3%
Southwest Airlines Co.	24,906	294,638
Building Products - 0.6%
Armstrong World Industries, Inc.	5,100	212,364
Owens Corning (a)	9,259	330,824
		543,188
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	4,100	121,401
The Geo Group, Inc. (a)	4,700	119,521
		240,922
Construction & Engineering - 0.4%
Chiyoda Corp.	10,000	90,391
Shaw Group, Inc. (a)	7,000	278,040
		368,431
Electrical Equipment - 1.2%
EnerSys (a)	4,106	145,763
Regal-Beloit Corp.	11,500	838,925
Zumtobel AG	2,992	86,254
		1,070,942
Industrial Conglomerates - 2.0%
General Electric Co.	67,547	1,413,083
Textron, Inc.	14,100	381,969
		1,795,052
Machinery - 3.1%
Cummins, Inc.	8,806	890,463
Danaher Corp.	12,800	647,680
Dover Corp.	3,100	199,175
Gardner Denver, Inc.	5,600	409,584
Pall Corp.	1,957	106,383
Schindler Holding AG (participation certificate)	1,434	161,623
Timken Co.	7,300	355,656
		2,770,564
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.7%
Con-way, Inc.	5,500	$ 179,080
CSX Corp.	13,200	985,512
Union Pacific Corp.	12,900	1,230,789
		2,395,381
TOTAL INDUSTRIALS		11,510,304
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.3%
ADTRAN, Inc.	8,000	363,840
Juniper Networks, Inc. (a)	8,800	387,200
QUALCOMM, Inc.	6,500	387,270
		1,138,310
Electronic Equipment & Components - 1.3%
Avnet, Inc. (a)	19,540	668,463
Tyco Electronics Ltd.	14,300	515,372
		1,183,835
Internet Software & Services - 0.6%
eBay, Inc. (a)	16,400	549,482
IT Services - 0.7%
Fidelity National Information Services, Inc.	3,000	97,170
MasterCard, Inc. Class A	2,300	553,288
		650,458
Office Electronics - 0.4%
Xerox Corp.	28,744	308,998
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	24,336	224,135
ASML Holding NV	7,800	340,080
Intersil Corp. Class A	22,100	282,659
KLA-Tencor Corp.	5,600	273,392
Lam Research Corp. (a)	7,700	422,730
Linear Technology Corp.	5,500	190,080
Marvell Technology Group Ltd. (a)	7,500	137,100
National Semiconductor Corp.	19,300	299,150
ON Semiconductor Corp. (a)	56,689	632,082
		2,801,408
Software - 0.7%
AsiaInfo Holdings, Inc. (a)	4,100	83,435
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	4,900	$ 242,550
Oracle Corp.	9,242	304,062
		630,047
TOTAL INFORMATION TECHNOLOGY		7,262,538
MATERIALS - 3.3%
Chemicals - 1.6%
Albemarle Corp.	6,080	349,965
Praxair, Inc.	4,800	477,024
Solutia, Inc. (a)	26,200	608,102
Symrise AG	2,100	55,105
		1,490,196
Containers & Packaging - 0.3%
Ball Corp.	6,600	238,260
Metals & Mining - 1.4%
BHP Billiton Ltd. sponsored ADR	1,000	94,600
Carpenter Technology Corp.	5,700	237,006
Goldcorp, Inc.	3,200	152,908
Newcrest Mining Ltd.	4,582	177,113
Newmont Mining Corp.	2,400	132,648
Reliance Steel & Aluminum Co.	3,200	177,056
Teck Resources Ltd. Class B (sub. vtg.)	1,800	99,614
United States Steel Corp.	3,200	183,968
		1,254,913
TOTAL MATERIALS		2,983,369
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.7%
AboveNet, Inc.	9,259	600,817
AT&T, Inc.	24,077	683,305
Cbeyond, Inc. (a)	19,047	266,277
China Unicom (Hong Kong) Ltd. sponsored ADR	6,900	115,161
Iliad Group SA	992	111,105
Qwest Communications International, Inc.	97,100	662,222
Verizon Communications, Inc.	23,100	852,852
		3,291,739
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	10,000	539,600
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	6,600	$ 277,794
Sprint Nextel Corp. (a)	168,200	735,034
		1,552,428
TOTAL TELECOMMUNICATION SERVICES		4,844,167
UTILITIES - 2.9%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	16,900	604,682
FirstEnergy Corp. (d)	14,700	563,010
PPL Corp.	34,678	881,862
		2,049,554
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	38,300	579,479
TOTAL UTILITIES		2,629,033
TOTAL COMMON STOCKS (Cost $70,129,526)		87,721,455
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.19% (b)	1,349,735	1,349,735
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	839,600	839,600
TOTAL MONEY MARKET FUNDS (Cost $2,189,335)		2,189,335
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $72,318,861)		89,910,790
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(282,784)
NET ASSETS - 100%		$ 89,628,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207
Fidelity Securities Lending Cash Central Fund	572
Total	$ 779
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,457,267	$ 10,457,267	$ -	$ -
Consumer Staples	5,033,306	4,888,487	144,819	-
Energy	11,746,435	11,746,435	-	-
Financials	21,160,302	21,160,302	-	-
Health Care	10,094,734	10,094,734	-	-
Industrials	11,510,304	11,419,913	90,391	-
Information Technology	7,262,538	7,262,538	-	-
Materials	2,983,369	2,806,256	177,113	-
Telecommunication Services	4,844,167	4,844,167	-	-
Utilities	2,629,033	2,629,033	-	-
Money Market Funds	2,189,335	2,189,335	-	-
Total Investments in Securities:	$ 89,910,790	$ 89,498,467	$ 412,323	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $75,079,698. Net unrealized appreciation aggregated $14,831,092, of which $17,788,752 related to appreciated investment securities and $2,957,660 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797925.107

AGAI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Distributors - 0.2%
Li & Fung Ltd.	166,000	$ 1,010
Pool Corp.	98,600	2,461
		3,471
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. unit	152,100	6,490
McDonald's Corp.	220,665	16,700
Sonic Corp. (a)	156,400	1,389
Yum! Brands, Inc.	186,607	9,392
		33,971
Household Durables - 1.0%
D.R. Horton, Inc.	289,438	3,427
Ryland Group, Inc.	114,143	1,982
Toll Brothers, Inc. (a)	377,300	8,021
Whirlpool Corp.	16,700	1,378
		14,808
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	693,509	16,866
Regal Entertainment Group Class A	55,461	829
Thomson Reuters Corp.	66,600	2,628
Time Warner, Inc.	435,000	16,617
Viacom, Inc. Class B (non-vtg.)	133,900	5,980
		42,920
Multiline Retail - 2.0%
Dollar General Corp. (a)	99,700	2,817
PPR SA	13,500	2,049
Target Corp.	447,200	23,500
		28,366
Specialty Retail - 3.7%
Esprit Holdings Ltd.	223,200	1,095
H&M Hennes & Mauritz AB (B Shares)	112,040	3,662
Kingfisher PLC	1,866,982	7,722
Lowe's Companies, Inc.	936,222	24,501
Staples, Inc.	540,700	11,517
TJX Companies, Inc.	93,100	4,643
		53,140
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	138,700	$ 3,594
TOTAL CONSUMER DISCRETIONARY		180,270
CONSUMER STAPLES - 13.2%
Beverages - 5.1%
Diageo PLC	558,015	10,911
Dr Pepper Snapple Group, Inc.	159,700	5,759
PepsiCo, Inc.	505,600	32,065
The Coca-Cola Co.	391,705	25,038
		73,773
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	115,019	3,803
Sysco Corp.	186,500	5,183
Walgreen Co.	186,600	8,087
		17,073
Food Products - 1.4%
Danone	114,714	7,192
Kellogg Co.	80,400	4,306
Unilever NV unit	280,300	8,476
		19,974
Household Products - 3.7%
Colgate-Palmolive Co.	67,565	5,305
Energizer Holdings, Inc. (a)	21,100	1,410
Kimberly-Clark Corp.	112,000	7,381
Procter & Gamble Co.	511,063	32,223
Reckitt Benckiser Group PLC	140,000	7,216
		53,535
Personal Products - 0.2%
Beiersdorf AG	51,300	3,080
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	211,668	17,173
Lorillard, Inc.	93,100	7,147
		24,320
TOTAL CONSUMER STAPLES		191,755
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.8%
Energy Equipment & Services - 0.9%
Dresser-Rand Group, Inc. (a)	91,800	$ 4,524
Exterran Partners LP	84,226	2,502
Weatherford International Ltd. (a)	254,200	6,147
		13,173
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	535,600	55,569
Daylight Energy Ltd.	398,800	4,455
Exxon Mobil Corp.	717,544	61,367
Petrohawk Energy Corp. (a)	6,900	149
QEP Resources, Inc.	105,825	4,185
Royal Dutch Shell PLC:
Class A (United Kingdom)	349,000	12,549
Class A sponsored ADR	4,172	301
Suncor Energy, Inc.	212,900	10,009
Total SA	165,000	10,115
		158,699
TOTAL ENERGY		171,872
FINANCIALS - 17.7%
Capital Markets - 2.0%
Ashmore Group PLC	1,567,200	8,544
Bank of New York Mellon Corp.	277,900	8,445
Credit Suisse Group	140,582	6,503
Northern Trust Corp.	115,200	5,941
		29,433
Commercial Banks - 7.9%
Bank of Montreal	171,000	10,909
BB&T Corp.	418,665	11,555
HSBC Holdings PLC sponsored ADR	273,700	15,078
Regions Financial Corp.	660,100	5,043
Standard Chartered PLC (United Kingdom)	181,796	4,809
SunTrust Banks, Inc.	254,300	7,672
U.S. Bancorp, Delaware	436,611	12,107
Wells Fargo & Co.	1,338,602	43,183
Zions Bancorporation	167,200	3,906
		114,262
Diversified Financial Services - 5.9%
Bank of America Corp.	1,923,474	27,486
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	956,428	$ 44,656
KKR Financial Holdings LLC	984,900	9,819
MSCI, Inc. Class A (a)	111,300	3,951
		85,912
Insurance - 0.4%
Everest Re Group Ltd.	67,300	5,966
Genworth Financial, Inc. Class A (a)	33,900	448
		6,414
Real Estate Investment Trusts - 1.4%
CBL & Associates Properties, Inc.	103,700	1,851
HCP, Inc.	19,500	741
Public Storage	72,100	8,093
Ventas, Inc.	83,500	4,628
Weyerhaeuser Co.	210,200	5,131
		20,444
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	9,400	266
Radian Group, Inc.	71,200	503
		769
TOTAL FINANCIALS		257,234
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Amgen, Inc. (a)	305,059	15,659
ARIAD Pharmaceuticals, Inc. (a)	229,400	1,379
BioMarin Pharmaceutical, Inc. (a)	63,500	1,553
Gilead Sciences, Inc. (a)	181,364	7,070
SIGA Technologies, Inc. (a)	138,900	1,861
Theravance, Inc. (a)	75,613	1,722
		29,244
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. (a)	126,100	3,445
Mako Surgical Corp. (a)	77,000	1,586
Meridian Bioscience, Inc.	104,700	2,258
Mindray Medical International Ltd. sponsored ADR (d)	81,600	2,210
		9,499
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	103,700	2,788
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	193,600	$ 15,349
Medco Health Solutions, Inc. (a)	228,400	14,079
		32,216
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	42,100	2,076
Life Sciences Tools & Services - 0.8%
Lonza Group AG	59,473	5,032
QIAGEN NV (a)	287,000	5,921
		10,953
Pharmaceuticals - 6.6%
Abbott Laboratories	164,200	7,898
Cardiome Pharma Corp. (a)	135,100	782
GlaxoSmithKline PLC sponsored ADR	397,500	15,347
Johnson & Johnson	348,483	21,411
Merck & Co., Inc.	797,690	25,981
Pfizer, Inc.	1,287,624	24,774
		96,193
TOTAL HEALTH CARE		180,181
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.5%
AerCap Holdings NV (a)	161,316	2,189
Embraer SA sponsored ADR	106,700	3,634
Honeywell International, Inc.	274,300	15,885
Rockwell Collins, Inc.	158,200	10,194
The Boeing Co.	200,900	14,467
United Technologies Corp.	221,236	18,482
		64,851
Building Products - 0.9%
Lennox International, Inc.	51,715	2,508
Owens Corning (a)	183,400	6,553
Quanex Building Products Corp.	189,200	3,574
		12,635
Commercial Services & Supplies - 0.3%
Cintas Corp.	102,600	2,885
Healthcare Services Group, Inc.	68,477	1,217
		4,102
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Alstom SA	89,014	$ 5,309
Emerson Electric Co.	168,700	10,065
Prysmian SpA	82,400	1,740
		17,114
Industrial Conglomerates - 1.4%
General Electric Co.	255,683	5,349
Koninklijke Philips Electronics NV unit (d)	281,100	9,192
Tyco International Ltd.	122,800	5,568
		20,109
Machinery - 2.3%
Charter International PLC	534,700	6,594
Danaher Corp.	233,500	11,815
Ingersoll-Rand Co. Ltd.	345,155	15,636
		34,045
Professional Services - 0.6%
Bureau Veritas SA	47,900	3,698
FTI Consulting, Inc. (a)	81,800	2,699
IHS, Inc. Class A (a)	34,827	2,915
		9,312
Road & Rail - 0.2%
Landstar System, Inc.	65,655	2,920
Trading Companies & Distributors - 0.4%
Aircastle Ltd.	61,700	745
Beacon Roofing Supply, Inc. (a)	82,900	1,758
GATX Corp.	50,300	1,745
Watsco, Inc.	22,562	1,457
		5,705
TOTAL INDUSTRIALS		170,793
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,390,709	25,812
HTC Corp.	86,000	3,106
Juniper Networks, Inc. (a)	190,776	8,394
QUALCOMM, Inc.	244,820	14,586
		51,898
Computers & Peripherals - 5.0%
Apple, Inc. (a)	120,400	42,526
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	470,933	$ 12,814
Hewlett-Packard Co.	398,650	17,393
		72,733
Electronic Equipment & Components - 0.9%
Coretronic Corp.	1,538,000	2,485
Corning, Inc.	331,000	7,633
Everlight Electronics Co. Ltd.	811,000	2,286
I-Chiun Precision Industries Co. Ltd.	121,000	139
		12,543
Internet Software & Services - 1.2%
eBay, Inc. (a)	108,050	3,620
Google, Inc. Class A (a)	22,718	13,935
		17,555
IT Services - 4.2%
Fidelity National Information Services, Inc.	201,400	6,523
Indra Sistemas SA	38,244	744
International Business Machines Corp.	87,500	14,165
MasterCard, Inc. Class A	61,900	14,891
Paychex, Inc.	310,600	10,445
Visa, Inc. Class A	207,132	15,131
		61,899
Semiconductors & Semiconductor Equipment - 0.8%
Lam Research Corp. (a)	26,100	1,433
Siliconware Precision Industries Co. Ltd. sponsored ADR	617,200	4,191
Taiwan Semiconductor Manufacturing Co. Ltd.	65,000	155
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	472,800	5,811
		11,590
Software - 1.2%
ANSYS, Inc. (a)	40,200	2,264
Autonomy Corp. PLC (a)	364,600	9,739
Informatica Corp. (a)	13,000	611
Microsoft Corp.	192,537	5,118
		17,732
TOTAL INFORMATION TECHNOLOGY		245,950
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	36,900	3,395
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	151,367	$ 7,362
PPG Industries, Inc.	11,700	1,034
Praxair, Inc.	87,596	8,705
		20,496
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	61,986	3,345
UTILITIES - 1.2%
Electric Utilities - 0.4%
FirstEnergy Corp. (d)	89,400	3,424
PPL Corp.	123,284	3,135
		6,559
Gas Utilities - 0.1%
National Fuel Gas Co.	16,401	1,196
Multi-Utilities - 0.7%
National Grid PLC	840,300	7,809
Veolia Environnement	58,300	1,918
		9,727
TOTAL UTILITIES		17,482
TOTAL COMMON STOCKS (Cost $1,348,164)		1,439,378
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	17,100	870
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (a)	7,700	2,158
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	18,000	$ 793
TOTAL HEALTH CARE		2,951
TOTAL CONVERTIBLE PREFERRED STOCKS		3,821
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	43,500	3,447
Volkswagen AG	1,710	290
		3,737
TOTAL PREFERRED STOCKS (Cost $7,973)		7,558
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 30	34
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,240	1,546
TOTAL CONVERTIBLE BONDS (Cost $1,491)		1,580
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	3,992,916	$ 3,993
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	12,768,775	12,769
TOTAL MONEY MARKET FUNDS (Cost $16,762)		16,762
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,374,390)		1,465,278
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,528)
NET ASSETS - 100%		$ 1,453,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	7
Total	$ 17
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,877	$ 184,877	$ -	$ -
Consumer Staples	191,755	180,844	10,911	-
Energy	171,872	161,757	10,115	-
Financials	257,234	250,731	6,503	-
Health Care	183,132	183,132	-	-
Industrials	170,793	170,793	-	-
Information Technology	245,950	237,779	8,171	-
Materials	20,496	20,496	-	-
Telecommunication Services	3,345	3,345	-	-
Utilities	17,482	7,755	9,727	-
Corporate Bonds	1,580	-	1,580	-
Money Market Funds	16,762	16,762	-	-
Total Investments in Securities:	$ 1,465,278	$ 1,418,271	$ 47,007	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	(128)
Total Unrealized Gain (Loss)	20
Cost of Purchases	-
Proceeds of Sales	(654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,407,604,000. Net unrealized appreciation aggregated $57,674,000, of which $102,613,000 related to appreciated investment securities and $44,939,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797926.107

GO-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.8%
Johnson Controls, Inc.	122,000	$ 4,978
Tenneco, Inc. (a)	230,900	9,208
		14,186
Automobiles - 0.4%
Ford Motor Co. (a)	170,400	2,565
General Motors Co.	125,100	4,195
		6,760
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(d)	209,328	8,934
Hotels, Restaurants & Leisure - 4.6%
BJ's Restaurants, Inc. (a)	392,706	14,118
Buffalo Wild Wings, Inc. (a)(d)	37,500	1,987
Chipotle Mexican Grill, Inc. (a)	18,100	4,435
Hyatt Hotels Corp. Class A (a)	440,800	20,167
Las Vegas Sands Corp. unit	13,100	10,354
McDonald's Corp.	184,500	13,963
Starbucks Corp.	218,600	7,209
Starwood Hotels & Resorts Worldwide, Inc.	104,900	6,409
Texas Roadhouse, Inc. Class A	98,100	1,666
		80,308
Household Durables - 1.0%
Lennar Corp. Class A	456,800	9,209
Tempur-Pedic International, Inc. (a)	84,800	3,981
Tupperware Brands Corp.	83,500	4,480
		17,670
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	164,600	28,524
Media - 0.9%
Comcast Corp. Class A	66,500	1,713
DIRECTV (a)	173,300	7,967
DreamWorks Animation SKG, Inc. Class A (a)	40,200	1,110
The Walt Disney Co.	106,900	4,676
		15,466
Multiline Retail - 0.7%
Target Corp.	218,700	11,493
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	30,600	1,756
Bed Bath & Beyond, Inc. (a)	54,000	2,600
Best Buy Co., Inc.	74,700	2,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
DSW, Inc. Class A (a)	83,800	$ 3,403
Home Depot, Inc.	153,500	5,752
Jos. A. Bank Clothiers, Inc. (a)	56,900	2,624
Lumber Liquidators Holdings, Inc. (a)(d)	191,500	4,458
Staples, Inc.	262,100	5,583
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,200	3,681
		32,265
Textiles, Apparel & Luxury Goods - 2.8%
China Xiniya Fashion Ltd. ADR (d)	49,000	224
Coach, Inc.	149,000	8,183
lululemon athletica, Inc. (a)(d)	428,558	33,252
NIKE, Inc. Class B	56,200	5,003
Vera Bradley, Inc.	56,000	1,924
		48,586
TOTAL CONSUMER DISCRETIONARY		264,192
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	39,000	1,406
PepsiCo, Inc.	87,000	5,518
The Coca-Cola Co.	250,100	15,986
		22,910
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	69,100	5,168
Droga Raia SA	9,000	128
Fresh Market, Inc.	102,933	4,200
Wal-Mart Stores, Inc.	184,080	9,568
Walgreen Co.	112,800	4,889
Whole Foods Market, Inc.	32,900	1,927
		25,880
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	98,400	4,013
Household Products - 0.1%
Procter & Gamble Co.	35,600	2,245
Personal Products - 1.1%
Avon Products, Inc.	91,142	2,535
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	171,300	$ 13,432
Nu Skin Enterprises, Inc. Class A	70,800	2,260
		18,227
Tobacco - 1.3%
Philip Morris International, Inc.	370,890	23,284
TOTAL CONSUMER STAPLES		96,559
ENERGY - 9.0%
Energy Equipment & Services - 3.3%
FMC Technologies, Inc. (a)	36,670	3,449
Halliburton Co.	199,300	9,355
National Oilwell Varco, Inc.	85,088	6,770
Schlumberger Ltd.	378,100	35,322
Transocean Ltd. (a)	40,786	3,452
		58,348
Oil, Gas & Consumable Fuels - 5.7%
Cameco Corp.	58,600	2,385
Chesapeake Energy Corp.	198,264	7,060
EOG Resources, Inc.	17,500	1,965
EXCO Resources, Inc.	118,800	2,432
Exxon Mobil Corp.	612,000	52,344
Hess Corp.	108,900	9,478
Occidental Petroleum Corp.	44,800	4,568
Petrohawk Energy Corp. (a)	353,700	7,640
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	70,300	2,472
Southwestern Energy Co. (a)	120,093	4,741
Valero Energy Corp.	146,700	4,134
		99,219
TOTAL ENERGY		157,567
FINANCIALS - 3.1%
Capital Markets - 0.7%
Charles Schwab Corp.	204,000	3,870
Goldman Sachs Group, Inc.	13,791	2,259
LPL Investment Holdings, Inc.	76,800	2,581
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	44,400	$ 1,318
T. Rowe Price Group, Inc.	25,600	1,715
		11,743
Commercial Banks - 0.4%
Signature Bank, New York (a)	45,400	2,356
Wells Fargo & Co.	120,600	3,891
		6,247
Consumer Finance - 1.0%
Discover Financial Services	822,833	17,897
Diversified Financial Services - 0.9%
BM&F Bovespa SA	610,758	4,152
Citigroup, Inc. (a)	541,100	2,532
CME Group, Inc.	4,400	1,370
JPMorgan Chase & Co.	146,800	6,854
		14,908
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	2,374
TOTAL FINANCIALS		53,169
HEALTH CARE - 15.9%
Biotechnology - 12.6%
Alexion Pharmaceuticals, Inc. (a)	179,400	17,273
Alkermes, Inc. (a)	266,263	3,816
Alnylam Pharmaceuticals, Inc. (a)(d)	363,200	3,988
Celgene Corp. (a)	66,335	3,522
Cepheid, Inc. (a)	590,269	15,648
Dendreon Corp. (a)	78,200	2,627
Exelixis, Inc. (a)	224,300	2,793
Human Genome Sciences, Inc. (a)	723,458	18,108
ImmunoGen, Inc. (a)(d)	762,324	6,869
Immunomedics, Inc. (a)(d)	1,662,287	6,084
InterMune, Inc. (a)(d)	392,500	14,369
Isis Pharmaceuticals, Inc. (a)(d)	1,522,500	13,885
Lexicon Pharmaceuticals, Inc. (a)	2,808,600	5,449
Metabolix, Inc. (a)(d)	456,800	4,148
Micromet, Inc. (a)	383,814	2,391
Momenta Pharmaceuticals, Inc. (a)	96,000	1,332
Pharmasset, Inc. (a)	268,320	13,416
Regeneron Pharmaceuticals, Inc. (a)	647,400	23,481
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	782,300	$ 5,468
Seattle Genetics, Inc. (a)(d)	1,779,537	26,426
Transition Therapeutics, Inc. (a)	537,433	2,739
Vertex Pharmaceuticals, Inc. (a)	554,690	25,887
		219,719
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	45,000	2,392
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	108,100	6,077
McKesson Corp.	44,900	3,560
Medco Health Solutions, Inc. (a)	79,600	4,907
UnitedHealth Group, Inc.	42,600	1,814
		16,358
Health Care Technology - 0.1%
Cerner Corp. (a)	17,800	1,788
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	109,500	7,599
Pharmaceuticals - 1.8%
Abbott Laboratories	173,300	8,336
Allergan, Inc.	84,800	6,290
Elan Corp. PLC sponsored ADR (a)	551,000	3,499
Endocyte, Inc.	167,700	1,229
Hospira, Inc. (a)	31,100	1,644
Johnson & Johnson	36,100	2,218
MAP Pharmaceuticals, Inc. (a)	351,708	5,673
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,600	2,084
		30,973
TOTAL HEALTH CARE		278,829
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	137,100	7,939
ITT Corp.	48,200	2,792
The Boeing Co.	215,400	15,511
		26,242
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	16,300	$ 1,180
United Parcel Service, Inc. Class B	205,100	15,136
		16,316
Airlines - 0.1%
JetBlue Airways Corp. (a)	426,300	2,430
Construction & Engineering - 0.4%
Fluor Corp.	25,400	1,797
Orascom Construction Industries SAE GDR	87,100	2,979
Quanta Services, Inc. (a)	81,559	1,860
		6,636
Electrical Equipment - 0.4%
Emerson Electric Co.	41,800	2,494
Roper Industries, Inc.	41,700	3,508
		6,002
Industrial Conglomerates - 1.2%
3M Co.	113,900	10,505
General Electric Co.	509,500	10,659
		21,164
Machinery - 2.1%
Caterpillar, Inc.	167,900	17,282
Cummins, Inc.	31,800	3,216
Danaher Corp.	232,300	11,754
Deere & Co.	49,600	4,471
		36,723
Road & Rail - 0.7%
Union Pacific Corp.	134,000	12,785
TOTAL INDUSTRIALS		128,298
INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 5.2%
Acme Packet, Inc. (a)	71,600	5,387
Cisco Systems, Inc. (a)	416,800	7,736
F5 Networks, Inc. (a)	67,500	7,966
Infinera Corp. (a)(d)	715,875	5,734
Juniper Networks, Inc. (a)	151,400	6,662
QUALCOMM, Inc.	423,095	25,208
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	26,700	$ 1,766
Riverbed Technology, Inc. (a)	732,100	30,228
		90,687
Computers & Peripherals - 6.9%
Apple, Inc. (a)	285,658	100,891
Hewlett-Packard Co.	226,400	9,878
NetApp, Inc. (a)	200,200	10,342
		121,111
Electronic Equipment & Components - 2.1%
Corning, Inc.	197,600	4,557
Universal Display Corp. (a)(d)	749,600	31,551
		36,108
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	84,100	10,190
eBay, Inc. (a)	162,500	5,445
Google, Inc. Class A (a)	87,615	53,743
LogMeIn, Inc. (a)(d)	237,600	8,527
Mail.ru Group Ltd. GDR unit (a)(e)	2,800	102
OpenTable, Inc. (a)(d)	107,300	9,536
Rackspace Hosting, Inc. (a)	102,400	3,780
		91,323
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	193,816	14,899
CoreLogic, Inc. (a)	154,600	2,883
International Business Machines Corp.	115,000	18,616
MasterCard, Inc. Class A	22,000	5,292
VeriFone Systems, Inc. (a)	365,300	16,599
Visa, Inc. Class A	238,400	17,415
		75,704
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	448,300	4,129
Analog Devices, Inc.	46,200	1,842
Applied Materials, Inc.	174,600	2,869
Broadcom Corp. Class A	259,300	10,688
Cree, Inc. (a)(d)	91,300	4,809
Cypress Semiconductor Corp. (a)	1,681,568	35,246
First Solar, Inc. (a)(d)	31,500	4,643
Intel Corp.	470,780	10,108
International Rectifier Corp. (a)	307,400	9,880
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	1,035,900	$ 23,473
Rambus, Inc. (a)	607,500	12,484
Silicon Laboratories, Inc. (a)	592,600	26,904
Tessera Technologies, Inc. (a)	194,058	3,379
Texas Instruments, Inc.	55,200	1,966
Xilinx, Inc.	52,400	1,742
		154,162
Software - 8.9%
Citrix Systems, Inc. (a)	57,600	4,041
Microsoft Corp.	623,900	16,583
Oracle Corp.	387,100	12,736
QLIK Technologies, Inc.	86,874	2,273
RealPage, Inc.	131,525	3,262
Red Hat, Inc. (a)	783,700	32,351
salesforce.com, Inc. (a)	395,100	52,260
Solera Holdings, Inc.	75,500	3,857
SuccessFactors, Inc. (a)	532,100	19,108
TiVo, Inc. (a)	779,600	8,014
VMware, Inc. Class A (a)	16,300	1,363
		155,848
TOTAL INFORMATION TECHNOLOGY		724,943
MATERIALS - 2.5%
Chemicals - 0.7%
Dow Chemical Co.	120,300	4,470
Monsanto Co.	48,400	3,479
The Mosaic Co.	49,300	4,232
		12,181
Metals & Mining - 1.8%
Barrick Gold Corp.	111,800	5,903
Freeport-McMoRan Copper & Gold, Inc.	302,400	16,012
Molycorp, Inc. (d)	80,200	3,849
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Mongolian Mining Corp.	1,124,000	$ 1,426
Nucor Corp.	74,100	3,554
		30,744
TOTAL MATERIALS		42,925
TOTAL COMMON STOCKS (Cost $1,199,753)		1,746,482
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.19% (b)	4,100,496	4,100
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	150,887,250	150,887
TOTAL MONEY MARKET FUNDS (Cost $154,987)		154,987
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $1,354,740)		1,901,469
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(151,877)
NET ASSETS - 100%		$ 1,749,592
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	141
Total	$ 146
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 264,192	$ 253,838	$ 10,354	$ -
Consumer Staples	96,559	96,559	-	-
Energy	157,567	157,567	-	-
Financials	53,169	53,169	-	-
Health Care	278,829	278,829	-	-
Industrials	128,298	128,298	-	-
Information Technology	724,943	724,943	-	-
Materials	42,925	42,925	-	-
Money Market Funds	154,987	154,987	-	-
Total Investments in Securities:	$ 1,901,469	$ 1,891,115	$ 10,354	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,358,478,000. Net unrealized appreciation aggregated $542,991,000, of which $595,591,000 related to appreciated investment securities and $52,600,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797927.107

LC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Distributors - 0.2%
Li & Fung Ltd.	178,000	$ 1,083,359
Pool Corp.	69,897	1,744,629
		2,827,988
Diversified Consumer Services - 0.2%
DeVry, Inc.	48,700	2,641,975
Hotels, Restaurants & Leisure - 1.5%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	40,800	868,224
Denny's Corp. (a)	945,012	3,676,097
McCormick & Schmick's Seafood Restaurants (a)	127,729	1,311,777
McDonald's Corp.	132,682	10,041,374
Sonic Corp. (a)	115,343	1,024,246
Yum! Brands, Inc.	38,000	1,912,540
		18,834,258
Household Durables - 1.2%
D.R. Horton, Inc.	213,092	2,523,009
KB Home (d)	523,769	6,939,939
Lennar Corp. Class A	245,023	4,939,664
Toll Brothers, Inc. (a)	18,090	384,593
		14,787,205
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	717,457	17,448,554
News Corp. Class A	149,789	2,601,835
Time Warner, Inc.	411,459	15,717,734
Viacom, Inc. Class B (non-vtg.)	84,173	3,759,166
		39,527,289
Multiline Retail - 1.3%
Dollar General Corp. (a)	131,576	3,717,022
Target Corp.	242,956	12,767,338
		16,484,360
Specialty Retail - 4.3%
CarMax, Inc. (a)	3,083	109,046
Carphone Warehouse Group PLC (a)	160,526	1,062,234
Esprit Holdings Ltd.	215,800	1,058,495
H&M Hennes & Mauritz AB (B Shares)	19,692	643,667
Hengdeli Holdings Ltd.	1,330,000	724,088
Home Depot, Inc.	217,515	8,150,287
Kingfisher PLC	1,014,700	4,196,964
Lowe's Companies, Inc.	483,644	12,656,963
Lumber Liquidators Holdings, Inc. (a)	141,800	3,301,104
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	469,421	$ 2,492,626
OfficeMax, Inc. (a)	151,137	2,076,622
Select Comfort Corp. (a)	275,977	3,071,624
Staples, Inc.	604,259	12,870,717
TJX Companies, Inc.	52,727	2,629,495
		55,043,932
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	194,119	5,029,623
TOTAL CONSUMER DISCRETIONARY		155,176,630
CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Diageo PLC sponsored ADR	49,600	3,881,696
Dr Pepper Snapple Group, Inc.	45,300	1,633,518
PepsiCo, Inc.	380,144	24,108,732
The Coca-Cola Co.	42,866	2,739,995
		32,363,941
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	134,799	4,456,455
Sysco Corp.	68,900	1,914,731
Walgreen Co.	204,916	8,881,059
		15,252,245
Food Products - 1.2%
Archer Daniels Midland Co.	65,807	2,446,704
Danone	96,611	6,056,872
Kellogg Co.	55,400	2,967,224
The J.M. Smucker Co.	14,600	1,005,064
Unilever NV unit	88,200	2,667,168
		15,143,032
Household Products - 2.9%
Colgate-Palmolive Co.	77,419	6,078,940
Energizer Holdings, Inc. (a)	24,447	1,633,793
Kimberly-Clark Corp.	84,541	5,571,252
Procter & Gamble Co.	310,577	19,581,880
Reckitt Benckiser Group PLC	76,100	3,922,152
		36,788,017
Personal Products - 0.3%
Beiersdorf AG	32,700	1,962,981
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	32,100	$ 1,024,632
Prestige Brands Holdings, Inc. (a)	53,579	590,441
		3,578,054
Tobacco - 0.4%
Lorillard, Inc.	68,504	5,259,052
TOTAL CONSUMER STAPLES		108,384,341
ENERGY - 12.3%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	71,047	5,047,889
Dresser-Rand Group, Inc. (a)	151,190	7,450,643
Exterran Holdings, Inc. (a)	53,795	1,221,147
Helmerich & Payne, Inc.	23,610	1,534,414
Weatherford International Ltd. (a)	465,660	11,259,659
		26,513,752
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc.	125,219	4,068,365
Chevron Corp.	384,170	39,857,638
Daylight Energy Ltd.	156,700	1,750,523
Exxon Mobil Corp.	641,708	54,885,285
Occidental Petroleum Corp.	91,600	9,340,452
Petrohawk Energy Corp. (a)	151,000	3,261,600
QEP Resources, Inc.	55,692	2,202,619
Royal Dutch Shell PLC Class A sponsored ADR	8,700	628,575
Southwestern Energy Co. (a)	76,812	3,032,538
Suncor Energy, Inc.	219,500	10,319,042
		129,346,637
TOTAL ENERGY		155,860,389
FINANCIALS - 21.3%
Capital Markets - 1.5%
Ashmore Group PLC	689,431	3,758,416
Bank of New York Mellon Corp.	149,099	4,531,119
Credit Suisse Group sponsored ADR	53,658	2,480,609
Morgan Stanley	159,500	4,733,960
Northern Trust Corp.	74,038	3,818,140
		19,322,244
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.2%
Bank of Montreal	30,700	$ 1,958,478
BB&T Corp.	446,341	12,319,012
CIT Group, Inc. (a)	24,833	1,075,766
Lloyds Banking Group PLC (a)	1,103,700	1,114,728
Regions Financial Corp.	899,266	6,870,392
Standard Chartered PLC (United Kingdom)	97,751	2,585,766
SunTrust Banks, Inc.	265,665	8,015,113
Susquehanna Bancshares, Inc.	160,031	1,529,896
U.S. Bancorp, Delaware	344,159	9,543,529
Wells Fargo & Co.	1,850,552	59,698,807
		104,711,487
Diversified Financial Services - 9.6%
Bank of America Corp.	2,418,152	34,555,392
Citigroup, Inc. (a)	3,194,749	14,951,425
JPMorgan Chase & Co.	1,274,557	59,509,066
KKR Financial Holdings LLC	1,047,950	10,448,062
MSCI, Inc. Class A (a)	70,600	2,506,300
		121,970,245
Insurance - 0.9%
Genworth Financial, Inc. Class A (a)	527,221	6,975,134
Lincoln National Corp.	125,148	3,969,695
		10,944,829
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	116,976	2,855,384
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	52,800	1,413,984
Thrifts & Mortgage Finance - 0.8%
BankUnited, Inc.	8,300	235,305
MGIC Investment Corp. (a)	203,100	1,744,629
Radian Group, Inc. (d)	1,007,322	7,111,693
The PMI Group, Inc. (a)	304,287	900,690
		9,992,317
TOTAL FINANCIALS		271,210,490
HEALTH CARE - 12.5%
Biotechnology - 2.0%
Amgen, Inc. (a)	301,702	15,486,364
Gilead Sciences, Inc. (a)	73,296	2,857,078
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	224,410	$ 3,007,094
Vertex Pharmaceuticals, Inc. (a)	81,487	3,802,998
		25,153,534
Health Care Equipment & Supplies - 2.0%
Alere, Inc. (a)	571,366	22,077,582
Meridian Bioscience, Inc.	76,125	1,642,016
Mindray Medical International Ltd. sponsored ADR (d)	27,400	741,992
Zimmer Holdings, Inc. (a)	10,400	648,336
		25,109,926
Health Care Providers & Services - 1.3%
Air Methods Corp. (a)	11,800	684,872
McKesson Corp.	123,001	9,751,519
Medco Health Solutions, Inc. (a)	94,341	5,815,179
		16,251,570
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	135,542	2,893,822
SXC Health Solutions Corp. (a)	31,100	1,533,466
		4,427,288
Life Sciences Tools & Services - 0.7%
Lonza Group AG	29,405	2,488,006
Pacific Biosciences of California, Inc. (d)	42,800	673,672
QIAGEN NV (a)	264,355	5,453,644
		8,615,322
Pharmaceuticals - 6.2%
Abbott Laboratories	187,625	9,024,763
Cardiome Pharma Corp. (a)	336,200	1,945,374
GlaxoSmithKline PLC sponsored ADR	115,200	4,447,872
Hospira, Inc. (a)	11,900	628,915
Johnson & Johnson	298,460	18,337,382
Merck & Co., Inc.	537,480	17,505,724
Pfizer, Inc.	1,414,336	27,211,825
		79,101,855
TOTAL HEALTH CARE		158,659,495
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.6%
AerCap Holdings NV (a)	127,001	1,723,404
Honeywell International, Inc.	261,822	15,162,112
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	49,900	$ 3,215,556
The Boeing Co.	91,370	6,579,554
United Technologies Corp.	79,965	6,680,276
		33,360,902
Air Freight & Logistics - 0.1%
Air Lease Corp. Class A (a)(e)	80,200	1,684,200
Building Products - 1.4%
Lennox International, Inc.	103,035	4,997,198
Owens Corning (a)	249,925	8,929,820
Quanex Building Products Corp.	164,340	3,104,383
		17,031,401
Commercial Services & Supplies - 0.4%
Cintas Corp.	44,800	1,259,776
Covanta Holding Corp.	108,533	1,836,378
The Geo Group, Inc. (a)	77,510	1,971,079
		5,067,233
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	47,300	1,078,913
Electrical Equipment - 1.4%
Alstom SA	89,833	5,357,344
Polypore International, Inc. (a)	53,000	3,097,320
Prysmian SpA	71,400	1,507,540
Regal-Beloit Corp.	44,800	3,268,160
Roper Industries, Inc.	59,635	5,017,093
		18,247,457
Industrial Conglomerates - 1.1%
General Electric Co.	305,497	6,390,997
Koninklijke Philips Electronics NV unit	177,949	5,818,932
Tyco International Ltd.	29,692	1,346,235
		13,556,164
Machinery - 2.8%
Charter International PLC	396,423	4,888,717
Danaher Corp.	43,450	2,198,570
Ingersoll-Rand Co. Ltd.	559,826	25,360,118
WABCO Holdings, Inc. (a)	57,115	3,337,229
		35,784,634
Professional Services - 0.4%
Bureau Veritas SA	30,110	2,324,823
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
FTI Consulting, Inc. (a)	48,100	$ 1,586,819
IHS, Inc. Class A (a)	17,802	1,490,027
		5,401,669
Road & Rail - 0.2%
Union Pacific Corp.	23,874	2,277,818
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	42,168	2,455,021
TOTAL INDUSTRIALS		135,945,412
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,229,284	22,815,511
Juniper Networks, Inc. (a)	174,160	7,663,040
QUALCOMM, Inc.	255,265	15,208,689
		45,687,240
Computers & Peripherals - 4.6%
Apple, Inc. (a)	102,430	36,179,300
EMC Corp. (a)	390,383	10,622,321
Hewlett-Packard Co.	257,914	11,252,788
		58,054,409
Electronic Equipment & Components - 0.9%
Corning, Inc.	436,930	10,075,606
Fabrinet (a)	22,700	663,521
		10,739,127
Internet Software & Services - 1.9%
Blinkx PLC (a)	384,200	535,639
eBay, Inc. (a)	204,355	6,846,914
Google, Inc. Class A (a)	24,376	14,952,238
SciQuest, Inc.	126,755	1,807,526
		24,142,317
IT Services - 4.5%
Accenture PLC Class A	23,729	1,221,569
Fidelity National Information Services, Inc.	110,550	3,580,715
International Business Machines Corp.	76,931	12,453,590
MasterCard, Inc. Class A	70,700	17,007,592
Paychex, Inc.	293,541	9,871,784
Visa, Inc. Class A	174,413	12,740,870
		56,876,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.1%
Ceva, Inc. (a)	136,566	$ 3,113,705
KLA-Tencor Corp.	75,206	3,671,557
Lam Research Corp. (a)	73,596	4,040,420
Siliconware Precision Industries Co. Ltd. sponsored ADR	314,398	2,134,762
Taiwan Semiconductor Manufacturing Co. Ltd.	924,679	2,203,049
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	363,493	4,467,329
Texas Instruments, Inc.	158,028	5,627,377
Varian Semiconductor Equipment Associates, Inc. (a)	40,373	1,926,196
		27,184,395
Software - 1.9%
Autonomy Corp. PLC (a)	537,081	14,346,892
Microsoft Corp.	229,578	6,102,183
Nuance Communications, Inc. (a)	119,723	2,234,031
Solera Holdings, Inc.	24,000	1,225,920
SuccessFactors, Inc. (a)	13,300	477,603
		24,386,629
TOTAL INFORMATION TECHNOLOGY		247,070,237
MATERIALS - 0.7%
Chemicals - 0.6%
Cabot Corp.	38,464	1,663,953
Ecolab, Inc.	38,094	1,852,892
LyondellBasell Industries NV Class A (a)	66,545	2,534,034
PPG Industries, Inc.	14,400	1,272,672
		7,323,551
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. (a)	61,500	1,721,385
TOTAL MATERIALS		9,044,936
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	24,151	1,303,188
UTILITIES - 0.4%
Electric Utilities - 0.2%
PPL Corp.	94,395	2,400,465
Gas Utilities - 0.0%
National Fuel Gas Co.	9,000	656,100
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	257,600	$ 2,394,049
TOTAL UTILITIES		5,450,614
TOTAL COMMON STOCKS (Cost $1,136,881,677)		1,248,105,732
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	58,600	2,981,568
Nonconvertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Porsche Automobil Holding SE	123,007	9,747,025
Volkswagen AG	40,981	6,950,460
		16,697,485
TOTAL PREFERRED STOCKS (Cost $15,139,042)		19,679,053
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $11,515,595)	11,515,595	11,515,595
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,163,536,314)		1,279,300,380
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,822,566)
NET ASSETS - 100%		$ 1,271,477,814
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,684,200 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,023
Fidelity Securities Lending Cash Central Fund	16,707
Total	$ 17,730
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 174,855,683	$ 174,855,683	$ -	$ -
Consumer Staples	108,384,341	108,384,341	-	-
Energy	155,860,389	155,860,389	-	-
Financials	271,210,490	270,095,762	1,114,728	-
Health Care	158,659,495	158,659,495	-	-
Industrials	135,945,412	134,261,212	-	1,684,200
Information Technology	247,070,237	244,867,188	2,203,049	-
Materials	9,044,936	9,044,936	-	-
Telecommunication Services	1,303,188	1,303,188	-	-
Utilities	5,450,614	3,056,565	2,394,049	-
Money Market Funds	11,515,595	11,515,595	-	-
Total Investments in Securities:	$ 1,279,300,380	$ 1,271,904,354	$ 5,711,826	$ 1,684,200
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,644,100
Total Realized Gain (Loss)	(326,150)
Total Unrealized Gain (Loss)	366,250
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,684,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 40,100

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,188,438,919. Net unrealized appreciation aggregated $90,861,461, of which $151,531,694 related to appreciated investment securities and $60,670,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797928.107

MC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Hotels, Restaurants & Leisure - 5.5%
Betfair Group PLC (d)	2,038,386	$ 28,766
Pinnacle Entertainment, Inc. (a)	2,300,000	30,199
Starbucks Corp.	2,648,800	87,357
Tim Hortons, Inc. (Canada)	169,900	7,485
		153,807
Internet & Catalog Retail - 1.2%
Expedia, Inc.	1,654,646	32,861
Leisure Equipment & Products - 2.8%
Hasbro, Inc.	1,762,084	79,118
Multiline Retail - 3.7%
Dollar General Corp. (a)	3,692,556	104,318
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp.	24,400	1,464
TOTAL CONSUMER DISCRETIONARY		371,568
CONSUMER STAPLES - 5.1%
Beverages - 4.2%
Anheuser-Busch InBev SA NV	1,560,879	87,175
Coca-Cola Enterprises, Inc.	1,163,000	30,587
		117,762
Food Products - 0.9%
Want Want China Holdings Ltd.	33,341,000	24,916
TOTAL CONSUMER STAPLES		142,678
ENERGY - 9.9%
Energy Equipment & Services - 6.6%
Dresser-Rand Group, Inc. (a)	1,374,263	67,724
Ensco International Ltd. ADR	591,800	33,200
Weatherford International Ltd. (a)	3,449,600	83,411
		184,335
Oil, Gas & Consumable Fuels - 3.3%
QEP Resources, Inc.	750,000	29,663
Southern Union Co.	1,885,498	53,774
Williams Companies, Inc.	286,300	8,692
		92,129
TOTAL ENERGY		276,464
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 12.6%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	481,800	$ 30,508
Ashmore Global Opps Ltd. (e)	4,179,276	33,476
Ashmore Group PLC	9,875,000	53,833
Morgan Stanley	1,004,700	29,819
The Blackstone Group LP	843,700	15,018
		162,654
Commercial Banks - 6.1%
BB&T Corp.	1,315,400	36,305
CIT Group, Inc. (a)	629,200	27,257
Regions Financial Corp.	6,302,700	48,153
SunTrust Banks, Inc.	2,000,000	60,340
		172,055
Insurance - 0.7%
Hanover Insurance Group, Inc.	394,601	18,337
TOTAL FINANCIALS		353,046
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 5.5%
CareFusion Corp. (a)	1,382,600	37,773
Edwards Lifesciences Corp. (a)	372,100	31,643
Hill-Rom Holdings, Inc.	930,157	35,411
Hologic, Inc. (a)	2,442,700	49,294
		154,121
Health Care Providers & Services - 3.3%
McKesson Corp.	1,185,100	93,955
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)(d)	900,200	32,803
TOTAL HEALTH CARE		280,879
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.1%
Embraer SA sponsored ADR	913,700	31,121
Lockheed Martin Corp.	728,100	57,636
		88,757
Commercial Services & Supplies - 4.6%
Higher One Holdings, Inc. (a)(d)	212,137	3,986
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.	2,502,462	$ 65,064
Republic Services, Inc.	2,000,000	59,220
		128,270
Construction & Engineering - 2.1%
Fluor Corp.	833,126	58,952
Machinery - 4.8%
Ingersoll-Rand Co. Ltd.	1,392,400	63,076
Titan International, Inc. (d)	508,262	12,208
WABCO Holdings, Inc. (a)	1,016,778	59,410
		134,694
Professional Services - 0.0%
Nielsen Holdings B.V. (a)	11,400	303
TOTAL INDUSTRIALS		410,976
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.7%
HTC Corp.	919,000	33,191
Juniper Networks, Inc. (a)	1,196,850	52,661
Tekelec (a)	2,379,056	18,247
		104,099
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	1,048,000	39,331
Demand Media, Inc.	9,500	214
eBay, Inc. (a)	2,000,000	67,010
		106,555
IT Services - 7.4%
Fiserv, Inc. (a)	1,469,200	92,956
Lender Processing Services, Inc.	664,100	22,626
MasterCard, Inc. Class A	380,667	91,573
		207,155
Software - 3.4%
Intuit, Inc. (a)	573,700	30,165
Nuance Communications, Inc. (a)	1,529,444	28,539
Rovi Corp. (a)	680,300	37,702
		96,406
TOTAL INFORMATION TECHNOLOGY		514,215
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	223,400	$ 31,562
Metals & Mining - 1.0%
MacArthur Coal Ltd.	2,316,163	28,013
TOTAL MATERIALS		59,575
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.2%
Iridium Communications, Inc. (a)(d)(e)	3,466,720	32,587
Iridium Communications, Inc. warrants 2/14/13 (a)(e)	461,288	1,453
		34,040
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	543,086	29,305
NII Holdings, Inc. (a)	1,389,100	56,898
		86,203
TOTAL TELECOMMUNICATION SERVICES		120,243
TOTAL COMMON STOCKS (Cost $2,210,691)		2,529,644
Nonconvertible Preferred Stocks - 3.1%

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 3.1%
Porsche Automobil Holding SE	330,100	26,157
Volkswagen AG	365,978	62,071
		88,228
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,741)		88,228
Money Market Funds - 9.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	208,707,332	$ 208,707
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	50,945,700	50,946
TOTAL MONEY MARKET FUNDS (Cost $259,653)		259,653
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,524,085)		2,877,525
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(71,050)
NET ASSETS - 100%		$ 2,806,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	42
Total	$ 109
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 32,933	$ -	$ -	$ -	$ -
Iridium Communications, Inc.	33,313	-	797	-	-
Iridium Communications, Inc. warrants 2/14/13	2,354	-	955	-	-
Total	$ 68,600	$ -	$ 1,752	$ -	$ -
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 459,796	$ 459,796	$ -	$ -
Consumer Staples	142,678	55,503	87,175	-
Energy	276,464	276,464	-	-
Financials	353,046	353,046	-	-
Health Care	280,879	280,879	-	-
Industrials	410,976	410,976	-	-
Information Technology	514,215	481,024	33,191	-
Materials	59,575	31,562	28,013	-
Telecommunication Services	120,243	120,243	-	-
Money Market Funds	259,653	259,653	-	-
Total Investments in Securities:	$ 2,877,525	$ 2,729,146	$ 148,379	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 43,436
Total Realized Gain (Loss)	(1,986)
Total Unrealized Gain (Loss)	494
Cost of Purchases	-
Proceeds of Sales	(9,011)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(32,933)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,529,721,000. Net unrealized appreciation aggregated $347,804,000, of which $414,788,000 related to appreciated investment securities and $66,984,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797929.107

ASCF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.9%
Best Bridal, Inc.	6,052	$ 6,311
Matthews International Corp. Class A	457,021	16,978
Meiko Network Japan Co. Ltd. (e)	2,530,000	22,052
		45,341
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a)(e)	2,560,620	37,872
Brinker International, Inc.	679,200	16,056
CEC Entertainment, Inc.	508,657	19,680
Cracker Barrel Old Country Store, Inc.	546,900	27,257
Einstein Noah Restaurant Group, Inc. (e)	1,354,629	21,796
Grand Korea Leisure Co. Ltd.	1,296,040	21,766
Toridoll Corp. (d)	7,026	9,852
		154,279
Household Durables - 2.6%
Man Wah Holdings Ltd.	14,700,800	21,594
Tupperware Brands Corp.	2,002,843	107,453
		129,047
Internet & Catalog Retail - 0.0%
Toupargel-Agrigel	11,000	235
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)(e)	1,514,703	32,884
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	1,755,900	45,548
Ascena Retail Group, Inc. (a)	2,077,613	64,905
Charming Shoppes, Inc. (a)(e)	6,300,079	20,601
Gulliver International Co. Ltd.	131,660	5,843
Jumbo SA	2,750,307	21,444
		158,341
Textiles, Apparel & Luxury Goods - 1.4%
Movado Group, Inc. (a)	104,813	1,475
Warnaco Group, Inc. (a)	813,791	47,778
XTEP International Holdings Ltd.	33,978,500	20,288
		69,541
TOTAL CONSUMER DISCRETIONARY		589,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	1,119,400	$ 54,201
Ingles Markets, Inc. Class A	225,000	4,327
		58,528
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	1,050,584	54,809
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (a)	1,671,200	47,963
Personal Products - 3.1%
Atrium Innovations, Inc. (a)	1,197,000	18,486
Herbalife Ltd.	1,329,900	104,277
Nu Skin Enterprises, Inc. Class A	197,900	6,317
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	29,774
		158,854
TOTAL CONSUMER STAPLES		320,154
ENERGY - 7.5%
Energy Equipment & Services - 6.6%
Cal Dive International, Inc. (a)	2,296,420	15,799
Cathedral Energy Services Ltd. (e)	2,657,000	27,904
Natural Gas Services Group, Inc. (a)(e)	873,761	16,899
Superior Energy Services, Inc. (a)	1,913,100	73,291
TETRA Technologies, Inc. (a)(e)	7,300,000	100,813
Unit Corp. (a)	983,100	58,494
Vantage Drilling Co. (a)	9,635,683	20,042
Western Energy Services Corp. (a)(e)	50,390,500	21,272
		334,514
Oil, Gas & Consumable Fuels - 0.9%
Resolute Energy Corp. (a)(d)	2,497,163	45,274
TOTAL ENERGY		379,788
FINANCIALS - 5.7%
Capital Markets - 2.7%
AllianceBernstein Holding LP	1,781,300	40,542
Artio Global Investors, Inc. Class A (e)	2,101,000	33,301
Gleacher & Co., Inc. (a)	5,242,051	10,065
Knight Capital Group, Inc. Class A (a)	3,659,500	51,270
		135,178
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.3%
Banco ABC Brasil SA	2,056,100	$ 15,867
Insurance - 1.6%
Delphi Financial Group, Inc. Class A	981,416	30,385
Mercer Insurance Group, Inc. (e)	656,100	18,436
National Financial Partners Corp. (a)	2,168,071	30,657
		79,478
Real Estate Management & Development - 1.1%
Housing Development and Infrastructure Ltd. (a)	15,122,244	52,702
Relo Holdings Corp.	239,600	4,842
		57,544
TOTAL FINANCIALS		288,067
HEALTH CARE - 18.6%
Health Care Equipment & Supplies - 3.2%
COLTENE Holding AG (e)	391,500	24,739
Cooper Companies, Inc.	1,671,300	103,320
Cutera, Inc. (a)(e)	1,284,550	12,409
Cynosure, Inc. Class A (a)(e)	733,468	10,005
Guerbet	125,000	11,928
		162,401
Health Care Providers & Services - 13.1%
AmSurg Corp. (a)(e)	2,305,267	54,473
Centene Corp. (a)	1,021,555	31,127
HealthSouth Corp. (a)(e)	4,810,321	116,458
Healthways, Inc. (a)(e)	3,326,697	46,474
Molina Healthcare, Inc. (a)(e)	1,658,251	58,089
Omnicare, Inc. (d)	4,225,626	120,980
Team Health Holdings, Inc. (a)	211,588	3,912
United Drug PLC (Ireland)	9,979,710	32,364
Universal Health Services, Inc. Class B	3,018,000	137,953
Wellcare Health Plans, Inc. (a)	1,554,700	58,379
		660,209
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(e)	3,891,033	24,708
Pharmaceuticals - 1.8%
Meda AB (A Shares)	6,187,100	54,174
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Vetoquinol SA	426,006	$ 16,296
Yuhan Corp.	154,255	20,834
		91,304
TOTAL HEALTH CARE		938,622
INDUSTRIALS - 18.6%
Aerospace & Defense - 5.8%
Alliant Techsystems, Inc.	949,096	68,496
Esterline Technologies Corp. (a)	1,402,381	100,368
Moog, Inc. Class A (a)	1,332,348	60,502
QinetiQ Group PLC	16,862,605	34,654
Teledyne Technologies, Inc. (a)	576,796	30,207
		294,227
Air Freight & Logistics - 1.0%
UTI Worldwide, Inc.	2,571,217	51,167
Commercial Services & Supplies - 3.0%
Babcock International Group PLC	12,169,303	110,996
The Geo Group, Inc. (a)	1,585,300	40,314
		151,310
Construction & Engineering - 1.5%
MasTec, Inc. (a)	3,211,183	59,792
Mirait Holdings Corp. (a)	2,072,700	15,710
		75,502
Electrical Equipment - 0.9%
GrafTech International Ltd. (a)	2,238,639	44,795
Industrial Conglomerates - 0.7%
DCC PLC (Ireland)	1,060,000	34,010
Machinery - 0.5%
John Bean Technologies Corp.	1,345,300	25,520
Professional Services - 5.2%
Benefit One, Inc. (e)	12,837	10,232
CBIZ, Inc. (a)(d)(e)	5,563,124	39,387
en-japan, Inc.	6,880	11,523
FTI Consulting, Inc. (a)(e)	2,356,500	77,741
Navigant Consulting, Inc. (a)(e)	2,635,800	24,750
Stantec, Inc. (a)	595,000	17,570
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	1,118,173	$ 65,749
VSE Corp. (e)	513,186	13,912
		260,864
TOTAL INDUSTRIALS		937,395
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 3.4%
DG FastChannel, Inc. (a)	1,266,531	41,935
Emulex Corp. (a)	2,295,200	25,247
Mitsui Knowledge Industry Co. Ltd.	19,962	3,631
ViaSat, Inc. (a)(e)	2,426,068	100,949
		171,762
Electronic Equipment & Components - 3.6%
Benchmark Electronics, Inc. (a)(e)	3,243,818	61,178
Diploma PLC	536,000	2,394
Electro Scientific Industries, Inc. (a)(e)	1,755,340	26,751
Insight Enterprises, Inc. (a)(e)	3,511,333	64,222
PC Connection, Inc. (a)	1,079,276	9,174
Vishay Precision Group, Inc. (a)(e)	1,230,606	20,367
		184,086
Internet Software & Services - 0.8%
Macromill, Inc.	879,800	12,713
Perficient, Inc. (a)(e)	2,237,500	27,812
		40,525
IT Services - 11.9%
Acxiom Corp. (a)(e)	5,485,710	94,025
BCD Semiconductor Manufacturing Ltd. ADR	194,957	2,047
Broadridge Financial Solutions, Inc.	2,377,026	54,481
CACI International, Inc. Class A (a)	1,314,900	78,000
Convergys Corp. (a)	3,012,600	42,387
Euronet Worldwide, Inc. (a)(e)	3,297,983	59,595
Groupe Steria SCA (e)	1,780,415	56,166
iGate Corp. (e)	5,515,706	99,834
Integral Systems, Inc. (a)	165,723	2,028
MindTree Consulting Ltd.	834,563	6,802
Sopra Group SA	188,480	19,203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
TNS, Inc. (a)(e)	2,621,000	$ 49,406
WNS Holdings Ltd. sponsored ADR (a)(d)	3,441,306	34,482
		598,456
Semiconductors & Semiconductor Equipment - 4.3%
Alpha & Omega Semiconductor Ltd. (a)	1,096,670	14,323
Axell Corp. (d)	202,100	5,685
centrotherm photovoltaics AG (a)	630,321	28,357
Diodes, Inc. (a)	453,847	13,143
DSP Group, Inc. (a)(e)	1,977,465	15,602
GT Solar International, Inc. (a)(d)	5,369,200	57,397
Melfas, Inc.	697,359	30,363
Roth & Rau AG (a)(d)	788,233	16,044
Shinkawa Ltd. (d)	223,700	2,467
Silicon Image, Inc. (a)(e)	4,061,173	32,652
		216,033
Software - 6.1%
Deltek, Inc. (a)	2,013,575	14,679
EPIQ Systems, Inc. (e)	3,300,505	45,580
Infotech Enterprises Ltd.	727,323	2,561
JDA Software Group, Inc. (a)(e)	3,259,919	96,168
NIIT Technologies Ltd. (e)	3,717,882	16,333
Progress Software Corp. (a)	2,813,101	82,593
S1 Corp. (a)(e)	3,057,080	19,963
Simplex Holdings, Inc.	5,915	2,816
SWORD Group (e)	636,565	19,669
Zensar Technologies Ltd. (e)	2,189,584	7,645
		308,007
TOTAL INFORMATION TECHNOLOGY		1,518,869
MATERIALS - 1.4%
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(e)	1,257,905	21,686
Medusa Mining Ltd.	299,626	2,162
Reliance Steel & Aluminum Co.	866,400	47,938
		71,786
TOTAL COMMON STOCKS (Cost $4,087,277)		5,044,349
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $78,008)	78,007,630	$ 78,008
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $4,165,285)		5,122,357
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(76,474)
NET ASSETS - 100%		$ 5,045,883
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	115
Total	$ 263
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 19,045	$ -	$ -	$ -	$ 21,686
Acxiom Corp.	93,312	-	-	-	94,025
AFC Enterprises, Inc.	33,810	216	-	-	37,872
Alliant Techsystems, Inc.	129,005	3,269	62,746	228	-
AmSurg Corp.	42,371	-	-	-	54,473
Artio Global Investors, Inc. Class A	17,523	11,512	-	126	33,301
Atlas Pipeline Holdings LP	31,768	363	36,006	-	-
Benchmark Electronics, Inc.	51,083	1,181	-	-	61,178
Benefit One, Inc.	9,541	-	-	-	10,232
Cathedral Energy Services Ltd.	-	25,423	-	-	27,904
CBIZ, Inc.	33,490	-	-	-	39,387
Charming Shoppes, Inc.	23,972	-	-	-	20,601
COLTENE Holding AG	22,454	-	1,325	-	24,739
Cutera, Inc.	9,005	-	-	-	12,409
Cynosure, Inc. Class A	6,953	-	-	-	10,005
DSP Group, Inc.	15,128	-	-	-	15,602
Einstein Noah Restaurant Group, Inc.	17,312	-	-	169	21,796
Electro Scientific Industries, Inc.	25,906	348	-	-	26,751
EPIQ Systems, Inc.	41,308	810	-	116	45,580
eResearchTechnology, Inc.	20,196	1,885	-	-	24,708
Euronet Worldwide, Inc.	52,981	1,037	-	-	59,595
FTI Consulting, Inc.	79,470	4,728	-	-	77,741
Groupe Steria SCA	40,568	349	-	-	56,166
GT Solar International, Inc.	72,583	5,643	67,611	-	-
HealthSouth Corp.	81,931	5,408	-	-	116,458
Healthways, Inc.	32,103	-	-	-	46,474
iGate Corp.	-	95,804	-	-	99,834
Insight Enterprises, Inc.	44,278	-	-	-	64,222
JDA Software Group, Inc.	74,232	13,257	-	-	96,168
Meiko Network Japan Co. Ltd.	20,739	-	-	285	22,052
Mercer Insurance Group, Inc.	12,315	-	-	66	18,436
Molina Healthcare, Inc.	41,052	1,157	-	-	58,089
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Natural Gas Services Group, Inc.	$ 16,018	$ -	$ 1,908	$ -	$ 16,899
Navigant Consulting, Inc.	-	25,656	-	-	24,750
NIIT Technologies Ltd.	16,748	240	-	-	16,333
Perficient, Inc.	25,239	-	-	-	27,812
Premiere Global Services, Inc.	24,091	-	24,689	-	-
Prestige Brands Holdings, Inc.	31,544	262	-	-	29,774
RC2 Corp.	31,911	1,617	-	-	32,884
S1 Corp.	19,382	-	-	-	19,963
Silicon Image, Inc.	37,763	1,746	9,183	-	32,652
Spice PLC	26,362	-	26,574	-	-
SWORD Group	20,183	-	-	-	19,669
TETRA Technologies, Inc.	82,566	-	2,794	-	100,813
TNS, Inc.	50,266	115	-	-	49,406
ViaSat, Inc.	104,922	1,498	6,304	-	100,949
Vishay Precision Group, Inc.	20,613	-	-	-	20,367
VSE Corp.	15,585	-	-	31	13,912
Western Energy Services Corp.	-	17,782	-	-	21,272
Zensar Technologies Ltd.	6,874	869	-	-	7,645
Total	$ 1,725,501	$ 222,175	$ 239,140	$ 1,021	$ 1,832,584
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 589,668	$ 589,668	$ -	$ -
Consumer Staples	320,154	320,154	-	-
Energy	379,788	379,788	-	-
Financials	288,067	288,067	-	-
Health Care	938,622	938,622	-	-
Industrials	937,395	937,395	-	-
Information Technology	1,518,869	1,518,869	-	-
Materials	71,786	69,624	2,162	-
Money Market Funds	78,008	78,008	-	-
Total Investments in Securities:	$ 5,122,357	$ 5,120,195	$ 2,162	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $4,165,285,000. Net unrealized appreciation aggregated $957,072,000, of which $1,143,894,000 related to appreciated investment securities and $186,822,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797937.107

ATQG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.1%
Minth Group Ltd.	12,000	$ 18,182
Automobiles - 1.1%
Ford Motor Co. (a)	8,700	130,935
General Motors Co.	3,500	117,355
Hyundai Motor Co.	124	19,613
		267,903
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	19,322
Weight Watchers International, Inc.	200	12,226
		31,548
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	3,000	116,310
Las Vegas Sands Corp. (a)	100	4,664
		120,974
Household Durables - 2.7%
Beazer Homes USA, Inc. (a)(d)	7,700	35,805
iRobot Corp. (a)	2,200	63,184
M.D.C. Holdings, Inc.	1,300	34,125
Meritage Homes Corp. (a)	2,200	56,782
Ryland Group, Inc.	2,700	46,872
Tempur-Pedic International, Inc. (a)	8,300	389,602
		626,370
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	2,300	398,567
E-Commerce China Dangdang, Inc. ADR (d)	3,100	78,895
Netflix, Inc. (a)	400	82,668
Priceline.com, Inc. (a)	200	90,776
		650,906
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	2,900	130,210
Media - 0.2%
Discovery Communications, Inc. (a)	100	4,311
Valassis Communications, Inc. (a)	1,800	50,796
		55,107
Specialty Retail - 3.4%
DSW, Inc. Class A (a)(d)	5,900	239,599
Sally Beauty Holdings, Inc. (a)	17,500	226,975
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	6,500	$ 324,155
Vitamin Shoppe, Inc. (a)	100	3,479
		794,208
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	1,900	167,618
Phillips-Van Heusen Corp.	2,100	126,021
Titan Industries Ltd.	328	24,114
		317,753
TOTAL CONSUMER DISCRETIONARY		3,013,161
CONSUMER STAPLES - 8.0%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	1,086	60,653
Dr Pepper Snapple Group, Inc.	6,700	241,602
PepsiCo, Inc.	900	57,078
The Coca-Cola Co.	2,500	159,800
		519,133
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	4,300	208,206
Drogasil SA	5,600	42,746
Fresh Market, Inc.	1,300	53,040
Wal-Mart de Mexico SA de CV Series V	15,000	42,908
		346,900
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	4,400	179,432
Mead Johnson Nutrition Co. Class A	900	53,865
Nestle SA sponsored ADR	1,050	59,451
Shenguan Holdings Group Ltd.	16,000	19,784
		312,532
Household Products - 0.4%
Procter & Gamble Co.	1,300	81,965
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	1,100	103,851
Hengan International Group Co. Ltd.	3,000	22,130
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	3,900	$ 305,799
Schiff Nutrition International, Inc.	21,900	187,683
		619,463
TOTAL CONSUMER STAPLES		1,879,993
ENERGY - 11.7%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,300	92,365
Halliburton Co.	3,000	140,820
Noble Corp.	1,800	80,478
Oceaneering International, Inc. (a)	1,500	125,445
Schlumberger Ltd.	2,020	188,708
Transocean Ltd. (a)	600	50,778
Weatherford International Ltd. (a)	4,000	96,720
		775,314
Oil, Gas & Consumable Fuels - 8.4%
Atlas Pipeline Partners, LP	900	26,541
BP PLC sponsored ADR	500	24,235
Chesapeake Energy Corp.	2,300	81,903
Exxon Mobil Corp.	17,240	1,474,535
Holly Corp.	1,600	91,424
Marathon Oil Corp.	100	4,960
Massey Energy Co.	1,800	113,994
Southwestern Energy Co. (a)	2,700	106,596
Whiting Petroleum Corp. (a)	1,000	65,340
		1,989,528
TOTAL ENERGY		2,764,842
FINANCIALS - 5.4%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	1,800	54,702
Charles Schwab Corp.	6,300	119,511
Goldman Sachs Group, Inc.	300	49,134
Morgan Stanley	4,370	129,702
TD Ameritrade Holding Corp.	3,900	85,020
		438,069
Commercial Banks - 1.8%
Aozora Bank Ltd.	10,000	22,494
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	1,800	$ 70,020
Regions Financial Corp.	15,600	119,184
SunTrust Banks, Inc.	3,100	93,527
Synovus Financial Corp.	28,500	72,675
Wells Fargo & Co.	1,800	58,068
		435,968
Consumer Finance - 0.2%
SLM Corp. (a)	2,700	40,014
Diversified Financial Services - 0.5%
Citigroup, Inc. (a)	13,600	63,648
JPMorgan Chase & Co.	1,400	65,366
		129,014
Insurance - 0.4%
AFLAC, Inc.	200	11,772
Assured Guaranty Ltd.	5,500	79,915
		91,687
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	3,200	80,128
Jones Lang LaSalle, Inc.	700	68,894
		149,022
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	100	2,835
TOTAL FINANCIALS		1,286,609
HEALTH CARE - 9.2%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	1,532	147,501
Amarin Corp. PLC ADR (a)	3,700	28,601
Amicus Therapeutics, Inc. (a)	9,200	56,396
Amylin Pharmaceuticals, Inc. (a)	500	7,650
ARIAD Pharmaceuticals, Inc. (a)	10,500	63,105
ArQule, Inc. (a)	2,400	15,288
BioMarin Pharmaceutical, Inc. (a)	2,700	66,042
Dynavax Technologies Corp. (a)	10,200	30,498
Gilead Sciences, Inc. (a)	4,900	191,002
Keryx Biopharmaceuticals, Inc. (a)	6,000	23,700
Lexicon Pharmaceuticals, Inc. (a)	11,000	21,340
Nanosphere, Inc. (a)	3,100	10,199
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	1,500	$ 11,595
SIGA Technologies, Inc. (a)	7,100	95,140
Theravance, Inc. (a)	2,500	56,950
United Therapeutics Corp. (a)	1,000	67,430
		892,437
Health Care Equipment & Supplies - 1.2%
Alere, Inc. (a)	2,975	114,954
Edwards Lifesciences Corp. (a)	1,700	144,568
Mako Surgical Corp. (a)	1,100	22,660
		282,182
Health Care Providers & Services - 1.5%
McKesson Corp.	1,800	142,704
Medco Health Solutions, Inc. (a)	3,400	209,576
		352,280
Health Care Technology - 1.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	11,600	247,660
Cerner Corp. (a)	850	85,383
		333,043
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,100	61,402
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	1,680	44,537
AVANIR Pharmaceuticals Class A (a)(d)	5,700	21,489
Cadence Pharmaceuticals, Inc. (a)(d)	5,400	40,554
MAP Pharmaceuticals, Inc. (a)	100	1,613
Shire PLC sponsored ADR	700	59,507
Valeant Pharmaceuticals International, Inc. (Canada)	1,958	78,602
		246,302
TOTAL HEALTH CARE		2,167,646
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	600	43,302
Precision Castparts Corp.	1,100	155,925
Raytheon Co.	1,100	56,331
United Technologies Corp.	5,000	417,700
		673,258
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
Southwest Airlines Co.	3,900	$ 46,137
Building Products - 0.3%
Masco Corp.	2,800	38,052
Quanex Building Products Corp.	2,300	43,447
		81,499
Commercial Services & Supplies - 0.0%
Higher One Holdings, Inc. (a)	100	1,879
Sykes Enterprises, Inc. (a)	100	1,860
		3,739
Construction & Engineering - 0.9%
Fluor Corp.	900	63,684
Jacobs Engineering Group, Inc. (a)	1,500	75,090
KBR, Inc.	2,000	65,600
		204,374
Electrical Equipment - 1.7%
Alstom SA	3,954	235,804
American Superconductor Corp. (a)(d)	2,100	55,692
Emerson Electric Co.	900	53,694
Satcon Technology Corp. (a)	13,400	48,776
		393,966
Industrial Conglomerates - 1.3%
Textron, Inc.	11,400	308,826
Machinery - 2.0%
Cummins, Inc.	1,800	182,016
Ingersoll-Rand Co. Ltd.	5,200	235,560
Weg SA	5,300	63,869
		481,445
Professional Services - 1.4%
IHS, Inc. Class A (a)	700	58,590
Towers Watson & Co.	4,800	282,240
		340,830
Road & Rail - 0.6%
Union Pacific Corp.	1,400	133,574
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	2,400	139,728
TOTAL INDUSTRIALS		2,807,376
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 4.3%
Acme Packet, Inc. (a)	1,600	$ 120,384
Juniper Networks, Inc. (a)	4,600	202,400
QUALCOMM, Inc.	8,600	512,388
Research In Motion Ltd. (a)	1,700	112,438
Riverbed Technology, Inc. (a)	1,500	61,935
		1,009,545
Computers & Peripherals - 6.7%
Apple, Inc. (a)	3,990	1,409,308
NetApp, Inc. (a)	600	30,996
SanDisk Corp. (a)	1,900	94,240
Western Digital Corp. (a)	1,600	48,928
		1,583,472
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	1,900	71,307
Baidu.com, Inc. sponsored ADR (a)	1,100	133,276
Demand Media, Inc.	1,800	40,500
eBay, Inc. (a)	14,300	479,122
Google, Inc. Class A (a)	1,306	801,100
NetEase.com, Inc. sponsored ADR (a)	1,400	65,310
OpenTable, Inc. (a)	600	53,322
Rackspace Hosting, Inc. (a)	3,700	136,567
YouKu.com, Inc. ADR (a)(d)	1,900	79,021
		1,859,525
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	5,400	415,098
International Business Machines Corp.	500	80,940
Virtusa Corp. (a)	2,800	47,292
		543,330
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	13,600	125,256
Alpha & Omega Semiconductor Ltd. (a)	3,300	43,098
Avago Technologies Ltd.	2,000	67,980
Broadcom Corp. Class A	2,000	82,440
Inphi Corp.	100	2,399
LTX-Credence Corp. (a)	3,600	32,184
Marvell Technology Group Ltd. (a)	5,100	93,228
National Semiconductor Corp.	1,700	26,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	12,200	$ 276,452
Skyworks Solutions, Inc. (a)	2,300	82,662
		832,049
Software - 8.6%
BMC Software, Inc. (a)	2,400	118,800
CA, Inc.	5,500	136,290
Check Point Software Technologies Ltd. (a)	1,200	59,808
Citrix Systems, Inc. (a)	1,100	77,176
Informatica Corp. (a)	2,800	131,628
Intuit, Inc. (a)	5,700	299,706
Longtop Financial Technologies Ltd. ADR (a)	1,200	34,764
MICROS Systems, Inc. (a)	5,200	247,728
Oracle Corp.	10,300	338,870
Red Hat, Inc. (a)	2,800	115,584
Rovi Corp. (a)	100	5,542
salesforce.com, Inc. (a)	1,125	148,804
Solera Holdings, Inc.	4,400	224,752
Velti PLC (a)	1,200	16,248
VMware, Inc. Class A (a)	900	75,285
		2,030,985
TOTAL INFORMATION TECHNOLOGY		7,858,906
MATERIALS - 5.5%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	700	64,400
Ashland, Inc.	2,200	123,860
CF Industries Holdings, Inc.	900	127,152
LyondellBasell Industries NV Class A (a)	3,100	118,048
Praxair, Inc.	1,300	129,194
		562,654
Metals & Mining - 3.1%
Alcoa, Inc.	2,200	37,070
AngloGold Ashanti Ltd. sponsored ADR	1,600	78,144
Freeport-McMoRan Copper & Gold, Inc.	1,800	95,310
Goldcorp, Inc.	2,400	114,681
Ivanhoe Mines Ltd. (a)	4,200	119,005
Newcrest Mining Ltd.	4,008	154,926
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	1,300	$ 71,929
United States Steel Corp.	1,200	68,988
		740,053
TOTAL MATERIALS		1,302,707
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	5,800	312,968
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	27,214
TOTAL COMMON STOCKS (Cost $19,181,371)		23,421,422
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.19% (b)	284,715	284,715
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	497,975	497,975
TOTAL MONEY MARKET FUNDS (Cost $782,690)		782,690
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $19,964,061)		24,204,112
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(560,759)
NET ASSETS - 100%		$ 23,643,353
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114
Fidelity Securities Lending Cash Central Fund	2,550
Total	$ 2,664
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,013,161	$ 3,013,161	$ -	$ -
Consumer Staples	1,879,993	1,819,340	60,653	-
Energy	2,764,842	2,764,842	-	-
Financials	1,286,609	1,286,609	-	-
Health Care	2,167,646	2,167,646	-	-
Industrials	2,807,376	2,807,376	-	-
Information Technology	7,858,906	7,858,906	-	-
Materials	1,302,707	1,147,781	154,926	-
Telecommunication Services	312,968	312,968	-	-
Utilities	27,214	27,214	-	-
Money Market Funds	782,690	782,690	-	-
Total Investments in Securities:	$ 24,204,112	$ 23,988,533	$ 215,579	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $20,042,512. Net unrealized appreciation aggregated $4,161,600, of which $4,505,301 related to appreciated investment securities and $343,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797930.107

SO-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.1%
Autoliv, Inc.	56,100	$ 4,201
Delphi Corp. Class B (a)	230	4,807
TRW Automotive Holdings Corp. (a)	77,600	4,408
		13,416
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	36,387	2,952
General Motors Co.	74,100	2,485
Harley-Davidson, Inc.	148,300	6,054
Volkswagen AG	18,856	2,862
		14,353
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,642
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	139,600	2,338
Brinker International, Inc.	177,108	4,187
Cedar Fair LP (depository unit)	231,920	4,567
O'Charleys, Inc. (a)	404,555	2,569
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,908
WMS Industries, Inc. (a)	148,800	5,921
Wyndham Worldwide Corp.	203,867	6,377
		31,867
Household Durables - 2.1%
KB Home	243,794	3,230
Lennar Corp. Class A	212,200	4,278
PulteGroup, Inc. (a)	1,078,525	7,442
Stanley Black & Decker, Inc.	74,137	5,622
Techtronic Industries Co. Ltd.	3,985,500	4,928
		25,500
Media - 2.0%
Cablevision Systems Corp. - NY Group Class A	184,535	6,800
Omnicom Group, Inc.	125,512	6,389
Regal Entertainment Group Class A (d)	229,900	3,435
United Business Media Ltd.	192,600	2,231
Valassis Communications, Inc. (a)	196,589	5,548
		24,403
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	166,790	10,454
Asbury Automotive Group, Inc. (a)	483,141	8,914
Best Buy Co., Inc.	103,454	3,335
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,499
Casual Male Retail Group, Inc. (a)	421,708	1,801
GameStop Corp. Class A (a)(d)	1,084,162	21,629
Jos. A. Bank Clothiers, Inc. (a)	88,587	4,085
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	199,466	2,868
		56,585
TOTAL CONSUMER DISCRETIONARY		172,766
CONSUMER STAPLES - 5.8%
Beverages - 3.2%
Cott Corp. (a)(d)	4,344,425	36,231
Molson Coors Brewing Co. Class B	53,033	2,425
		38,656
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	76,700	3,256
Whole Foods Market, Inc.	76,800	4,497
		7,753
Food Products - 2.0%
Bunge Ltd.	102,500	7,397
Calavo Growers, Inc.	232,028	5,388
SunOpta, Inc. (a)	1,545,185	10,615
		23,400
TOTAL CONSUMER STAPLES		69,809
ENERGY - 8.1%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	64,100	4,554
C&J Energy Services, Inc. (a)(e)	541,500	6,498
Ensco International Ltd. ADR	76,900	4,314
Halliburton Co.	134,300	6,304
		21,670
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	60,823	3,298
Cabot Oil & Gas Corp.	153,900	7,027
Concho Resources, Inc. (a)	75,400	8,032
ConocoPhillips	200,300	15,597
Denbury Resources, Inc. (a)	512,580	12,420
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	291,959	$ 6,306
Pioneer Natural Resources Co.	56,000	5,731
Suncor Energy, Inc.	73,200	3,441
Ultra Petroleum Corp. (a)	114,500	5,193
Whiting Petroleum Corp. (a)	51,000	3,332
Williams Companies, Inc.	154,500	4,691
		75,068
TOTAL ENERGY		96,738
FINANCIALS - 13.0%
Commercial Banks - 3.9%
BB&T Corp.	449,231	12,399
China Construction Bank Corp. (H Shares)	6,386,830	5,585
Regions Financial Corp.	812,863	6,210
U.S. Bancorp, Delaware	794,584	22,034
		46,228
Insurance - 6.4%
AEGON NV (a)	714,900	5,503
AFLAC, Inc.	250,055	14,718
Assurant, Inc.	85,200	3,462
Delphi Financial Group, Inc. Class A	298,511	9,242
Everest Re Group Ltd.	61,425	5,445
Genworth Financial, Inc. Class A (a)	457,190	6,049
Lincoln National Corp.	513,200	16,279
Reinsurance Group of America, Inc.	80,400	4,855
Unum Group	245,860	6,523
XL Group PLC Class A	208,512	4,869
		76,945
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc.	215,313	3,843
Host Hotels & Resorts, Inc.	373,500	6,872
Weyerhaeuser Co.	164,930	4,026
		14,741
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	533,704	$ 13,364
Forest City Enterprises, Inc. Class A (a)	207,800	3,927
		17,291
TOTAL FINANCIALS		155,205
HEALTH CARE - 7.9%
Biotechnology - 0.6%
PDL BioPharma, Inc.	361,000	2,004
Zogenix, Inc. (d)	1,218,341	4,971
		6,975
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	76,900	7,518
Covidien PLC	114,575	5,895
Hill-Rom Holdings, Inc.	56,300	2,143
Orthofix International NV (a)	94,517	2,987
Symmetry Medical, Inc. (a)	236,212	2,135
		20,678
Health Care Providers & Services - 3.2%
DaVita, Inc. (a)	80,798	6,413
Emeritus Corp. (a)(d)	356,066	8,378
Quest Diagnostics, Inc.	174,182	9,885
Universal Health Services, Inc. Class B	284,414	13,001
		37,677
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	184,300	7,755
Life Technologies Corp. (a)	74,100	3,955
PerkinElmer, Inc.	211,600	5,607
		17,317
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,346
Johnson & Johnson	153,600	9,437
		11,783
TOTAL HEALTH CARE		94,430
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc.	107,200	7,737
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)	337,600	$ 10,898
Esterline Technologies Corp. (a)	101,822	7,287
Precision Castparts Corp.	19,410	2,751
Teledyne Technologies, Inc. (a)	18,689	979
TransDigm Group, Inc. (a)	146,900	11,808
		41,460
Airlines - 0.3%
US Airways Group, Inc. (a)	383,450	3,302
Building Products - 1.5%
Armstrong World Industries, Inc.	77,022	3,207
Masco Corp.	298,909	4,062
Owens Corning (a)	310,211	11,084
		18,353
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	2,579
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,517
Electrical Equipment - 0.6%
Acuity Brands, Inc.	54,659	3,089
Regal-Beloit Corp.	63,554	4,636
		7,725
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	175,529	7,550
Rheinmetall AG	31,300	2,538
Textron, Inc.	223,717	6,060
		16,148
Machinery - 4.6%
Accuride Corp. (a)	143,090	2,002
AGCO Corp. (a)	112,500	6,163
ArvinMeritor, Inc. (a)	238,819	4,280
Blount International, Inc. (a)	292,004	4,438
Commercial Vehicle Group, Inc. (a)	320,720	5,055
Cummins, Inc.	77,300	7,817
Ingersoll-Rand Co. Ltd.	312,800	14,170
Navistar International Corp. (a)	56,789	3,520
Timken Co.	145,704	7,099
		54,544
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.2%
Union Pacific Corp.	148,800	$ 14,197
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (d)	189,311	2,537
TOTAL INDUSTRIALS		167,285
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	613,366	4,447
Juniper Networks, Inc. (a)	129,100	5,680
		10,127
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	76,493	3,794
Western Digital Corp. (a)	201,500	6,162
		9,956
Electronic Equipment & Components - 0.8%
Anixter International, Inc.	69,980	5,012
Cognex Corp.	77,341	2,159
Vishay Intertechnology, Inc. (a)	154,600	2,698
		9,869
Internet Software & Services - 0.4%
NetEase.com, Inc. sponsored ADR (a)	107,800	5,029
IT Services - 1.4%
Acxiom Corp. (a)	215,782	3,699
CoreLogic, Inc. (a)	196,000	3,655
Fidelity National Information Services, Inc.	268,430	8,694
		16,048
Office Electronics - 0.5%
Xerox Corp.	572,377	6,153
Semiconductors & Semiconductor Equipment - 7.1%
KLA-Tencor Corp.	174,580	8,523
Lam Research Corp. (a)	212,153	11,647
Marvell Technology Group Ltd. (a)	628,700	11,493
MEMC Electronic Materials, Inc. (a)	283,800	3,851
Micron Technology, Inc. (a)	455,483	5,070
National Semiconductor Corp.	430,300	6,670
ON Semiconductor Corp. (a)	1,064,470	11,869
Spansion, Inc. Class A (a)	641,043	13,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	383,672	$ 5,467
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	7,352
		85,449
Software - 1.8%
Epicor Software Corp. (a)	700,473	7,215
JDA Software Group, Inc. (a)	46,857	1,382
Microsoft Corp.	438,024	11,643
Nuance Communications, Inc. (a)	77,200	1,441
		21,681
TOTAL INFORMATION TECHNOLOGY		164,312
MATERIALS - 11.8%
Chemicals - 9.1%
Ferro Corp. (a)	501,500	7,984
Innophos Holdings, Inc.	500,410	21,433
LyondellBasell Industries NV Class A (a)	963,500	36,684
PPG Industries, Inc.	236,200	20,875
Solutia, Inc. (a)	430,260	9,986
W.R. Grace & Co. (a)	219,128	8,336
Wacker Chemie AG	22,171	4,091
		109,389
Containers & Packaging - 0.2%
Graham Packaging Co., Inc.	153,309	2,605
Metals & Mining - 2.5%
Carpenter Technology Corp.	86,796	3,609
Compass Minerals International, Inc.	64,635	6,041
Globe Specialty Metals, Inc. (a)	360,745	8,402
Gulf Resources, Inc. (a)(f)	180,390	1,616
Haynes International, Inc.	18,860	978
Newcrest Mining Ltd.	230,011	8,891
		29,537
TOTAL MATERIALS		141,531
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc. (a)	327,858	4,833
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	533,568	$ 8,404
Qwest Communications International, Inc.	1,169,600	7,977
		21,214
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	323,530	13,252
TOTAL TELECOMMUNICATION SERVICES		34,466
UTILITIES - 6.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	446,100	15,961
FirstEnergy Corp. (d)	130,269	4,989
Southern Co.	153,700	5,858
		26,808
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	1,707,000	21,116
Calpine Corp. (a)	839,263	12,698
		33,814
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	7,529
Sempra Energy	108,039	5,751
		13,280
TOTAL UTILITIES		73,902
TOTAL COMMON STOCKS (Cost $961,386)		1,170,444
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $2,231)	2,300	2,807
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	21,761,732	$ 21,762
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	39,495,950	39,496
TOTAL MONEY MARKET FUNDS (Cost $61,258)		61,258
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,024,875)		1,234,509
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(37,082)
NET ASSETS - 100%		$ 1,197,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,305,000 or 0.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,616,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	8
Total	$ 20
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 175,573	$ 167,959	$ 7,614	$ -
Consumer Staples	69,809	69,809	-	-
Energy	96,738	90,240	6,498	-
Financials	155,205	149,702	5,503	-
Health Care	94,430	94,430	-	-
Industrials	167,285	167,285	-	-
Information Technology	164,312	164,312	-	-
Materials	141,531	132,640	8,891	-
Telecommunication Services	34,466	34,466	-	-
Utilities	73,902	73,902	-	-
Money Market Funds	61,258	61,258	-	-
Total Investments in Securities:	$ 1,234,509	$ 1,206,003	$ 28,506	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,030,589,000. Net unrealized appreciation aggregated $203,920,000, of which $243,577,000 related to appreciated investment securities and $39,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Strategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

February 28, 2011

1.814094.106

SOI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.1%
Autoliv, Inc.	56,100	$ 4,201
Delphi Corp. Class B (a)	230	4,807
TRW Automotive Holdings Corp. (a)	77,600	4,408
		13,416
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	36,387	2,952
General Motors Co.	74,100	2,485
Harley-Davidson, Inc.	148,300	6,054
Volkswagen AG	18,856	2,862
		14,353
Diversified Consumer Services - 0.6%
Service Corp. International	609,400	6,642
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	139,600	2,338
Brinker International, Inc.	177,108	4,187
Cedar Fair LP (depository unit)	231,920	4,567
O'Charleys, Inc. (a)	404,555	2,569
Starwood Hotels & Resorts Worldwide, Inc.	96,687	5,908
WMS Industries, Inc. (a)	148,800	5,921
Wyndham Worldwide Corp.	203,867	6,377
		31,867
Household Durables - 2.1%
KB Home	243,794	3,230
Lennar Corp. Class A	212,200	4,278
PulteGroup, Inc. (a)	1,078,525	7,442
Stanley Black & Decker, Inc.	74,137	5,622
Techtronic Industries Co. Ltd.	3,985,500	4,928
		25,500
Media - 2.0%
Cablevision Systems Corp. - NY Group Class A	184,535	6,800
Omnicom Group, Inc.	125,512	6,389
Regal Entertainment Group Class A (d)	229,900	3,435
United Business Media Ltd.	192,600	2,231
Valassis Communications, Inc. (a)	196,589	5,548
		24,403
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	166,790	10,454
Asbury Automotive Group, Inc. (a)	483,141	8,914
Best Buy Co., Inc.	103,454	3,335
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	528,788	$ 3,499
Casual Male Retail Group, Inc. (a)	421,708	1,801
GameStop Corp. Class A (a)(d)	1,084,162	21,629
Jos. A. Bank Clothiers, Inc. (a)	88,587	4,085
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	199,466	2,868
		56,585
TOTAL CONSUMER DISCRETIONARY		172,766
CONSUMER STAPLES - 5.8%
Beverages - 3.2%
Cott Corp. (a)(d)	4,344,425	36,231
Molson Coors Brewing Co. Class B	53,033	2,425
		38,656
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	76,700	3,256
Whole Foods Market, Inc.	76,800	4,497
		7,753
Food Products - 2.0%
Bunge Ltd.	102,500	7,397
Calavo Growers, Inc.	232,028	5,388
SunOpta, Inc. (a)	1,545,185	10,615
		23,400
TOTAL CONSUMER STAPLES		69,809
ENERGY - 8.1%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	64,100	4,554
C&J Energy Services, Inc. (a)(e)	541,500	6,498
Ensco International Ltd. ADR	76,900	4,314
Halliburton Co.	134,300	6,304
		21,670
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	60,823	3,298
Cabot Oil & Gas Corp.	153,900	7,027
Concho Resources, Inc. (a)	75,400	8,032
ConocoPhillips	200,300	15,597
Denbury Resources, Inc. (a)	512,580	12,420
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	291,959	$ 6,306
Pioneer Natural Resources Co.	56,000	5,731
Suncor Energy, Inc.	73,200	3,441
Ultra Petroleum Corp. (a)	114,500	5,193
Whiting Petroleum Corp. (a)	51,000	3,332
Williams Companies, Inc.	154,500	4,691
		75,068
TOTAL ENERGY		96,738
FINANCIALS - 13.0%
Commercial Banks - 3.9%
BB&T Corp.	449,231	12,399
China Construction Bank Corp. (H Shares)	6,386,830	5,585
Regions Financial Corp.	812,863	6,210
U.S. Bancorp, Delaware	794,584	22,034
		46,228
Insurance - 6.4%
AEGON NV (a)	714,900	5,503
AFLAC, Inc.	250,055	14,718
Assurant, Inc.	85,200	3,462
Delphi Financial Group, Inc. Class A	298,511	9,242
Everest Re Group Ltd.	61,425	5,445
Genworth Financial, Inc. Class A (a)	457,190	6,049
Lincoln National Corp.	513,200	16,279
Reinsurance Group of America, Inc.	80,400	4,855
Unum Group	245,860	6,523
XL Group PLC Class A	208,512	4,869
		76,945
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc.	215,313	3,843
Host Hotels & Resorts, Inc.	373,500	6,872
Weyerhaeuser Co.	164,930	4,026
		14,741
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	533,704	$ 13,364
Forest City Enterprises, Inc. Class A (a)	207,800	3,927
		17,291
TOTAL FINANCIALS		155,205
HEALTH CARE - 7.9%
Biotechnology - 0.6%
PDL BioPharma, Inc.	361,000	2,004
Zogenix, Inc. (d)	1,218,341	4,971
		6,975
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	76,900	7,518
Covidien PLC	114,575	5,895
Hill-Rom Holdings, Inc.	56,300	2,143
Orthofix International NV (a)	94,517	2,987
Symmetry Medical, Inc. (a)	236,212	2,135
		20,678
Health Care Providers & Services - 3.2%
DaVita, Inc. (a)	80,798	6,413
Emeritus Corp. (a)(d)	356,066	8,378
Quest Diagnostics, Inc.	174,182	9,885
Universal Health Services, Inc. Class B	284,414	13,001
		37,677
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	184,300	7,755
Life Technologies Corp. (a)	74,100	3,955
PerkinElmer, Inc.	211,600	5,607
		17,317
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,346
Johnson & Johnson	153,600	9,437
		11,783
TOTAL HEALTH CARE		94,430
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc.	107,200	7,737
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)	337,600	$ 10,898
Esterline Technologies Corp. (a)	101,822	7,287
Precision Castparts Corp.	19,410	2,751
Teledyne Technologies, Inc. (a)	18,689	979
TransDigm Group, Inc. (a)	146,900	11,808
		41,460
Airlines - 0.3%
US Airways Group, Inc. (a)	383,450	3,302
Building Products - 1.5%
Armstrong World Industries, Inc.	77,022	3,207
Masco Corp.	298,909	4,062
Owens Corning (a)	310,211	11,084
		18,353
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	101,400	2,579
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,517
Electrical Equipment - 0.6%
Acuity Brands, Inc.	54,659	3,089
Regal-Beloit Corp.	63,554	4,636
		7,725
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	175,529	7,550
Rheinmetall AG	31,300	2,538
Textron, Inc.	223,717	6,060
		16,148
Machinery - 4.6%
Accuride Corp. (a)	143,090	2,002
AGCO Corp. (a)	112,500	6,163
ArvinMeritor, Inc. (a)	238,819	4,280
Blount International, Inc. (a)	292,004	4,438
Commercial Vehicle Group, Inc. (a)	320,720	5,055
Cummins, Inc.	77,300	7,817
Ingersoll-Rand Co. Ltd.	312,800	14,170
Navistar International Corp. (a)	56,789	3,520
Timken Co.	145,704	7,099
		54,544
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.2%
Union Pacific Corp.	148,800	$ 14,197
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (d)	189,311	2,537
TOTAL INDUSTRIALS		167,285
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	613,366	4,447
Juniper Networks, Inc. (a)	129,100	5,680
		10,127
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	76,493	3,794
Western Digital Corp. (a)	201,500	6,162
		9,956
Electronic Equipment & Components - 0.8%
Anixter International, Inc.	69,980	5,012
Cognex Corp.	77,341	2,159
Vishay Intertechnology, Inc. (a)	154,600	2,698
		9,869
Internet Software & Services - 0.4%
NetEase.com, Inc. sponsored ADR (a)	107,800	5,029
IT Services - 1.4%
Acxiom Corp. (a)	215,782	3,699
CoreLogic, Inc. (a)	196,000	3,655
Fidelity National Information Services, Inc.	268,430	8,694
		16,048
Office Electronics - 0.5%
Xerox Corp.	572,377	6,153
Semiconductors & Semiconductor Equipment - 7.1%
KLA-Tencor Corp.	174,580	8,523
Lam Research Corp. (a)	212,153	11,647
Marvell Technology Group Ltd. (a)	628,700	11,493
MEMC Electronic Materials, Inc. (a)	283,800	3,851
Micron Technology, Inc. (a)	455,483	5,070
National Semiconductor Corp.	430,300	6,670
ON Semiconductor Corp. (a)	1,064,470	11,869
Spansion, Inc. Class A (a)	641,043	13,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	383,672	$ 5,467
Varian Semiconductor Equipment Associates, Inc. (a)	154,092	7,352
		85,449
Software - 1.8%
Epicor Software Corp. (a)	700,473	7,215
JDA Software Group, Inc. (a)	46,857	1,382
Microsoft Corp.	438,024	11,643
Nuance Communications, Inc. (a)	77,200	1,441
		21,681
TOTAL INFORMATION TECHNOLOGY		164,312
MATERIALS - 11.8%
Chemicals - 9.1%
Ferro Corp. (a)	501,500	7,984
Innophos Holdings, Inc.	500,410	21,433
LyondellBasell Industries NV Class A (a)	963,500	36,684
PPG Industries, Inc.	236,200	20,875
Solutia, Inc. (a)	430,260	9,986
W.R. Grace & Co. (a)	219,128	8,336
Wacker Chemie AG	22,171	4,091
		109,389
Containers & Packaging - 0.2%
Graham Packaging Co., Inc.	153,309	2,605
Metals & Mining - 2.5%
Carpenter Technology Corp.	86,796	3,609
Compass Minerals International, Inc.	64,635	6,041
Globe Specialty Metals, Inc. (a)	360,745	8,402
Gulf Resources, Inc. (a)(f)	180,390	1,616
Haynes International, Inc.	18,860	978
Newcrest Mining Ltd.	230,011	8,891
		29,537
TOTAL MATERIALS		141,531
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc. (a)	327,858	4,833
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Global Crossing Ltd. (a)	533,568	$ 8,404
Qwest Communications International, Inc.	1,169,600	7,977
		21,214
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	323,530	13,252
TOTAL TELECOMMUNICATION SERVICES		34,466
UTILITIES - 6.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	446,100	15,961
FirstEnergy Corp. (d)	130,269	4,989
Southern Co.	153,700	5,858
		26,808
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	1,707,000	21,116
Calpine Corp. (a)	839,263	12,698
		33,814
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	7,529
Sempra Energy	108,039	5,751
		13,280
TOTAL UTILITIES		73,902
TOTAL COMMON STOCKS (Cost $961,386)		1,170,444
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $2,231)	2,300	2,807
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	21,761,732	$ 21,762
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	39,495,950	39,496
TOTAL MONEY MARKET FUNDS (Cost $61,258)		61,258
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,024,875)		1,234,509
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(37,082)
NET ASSETS - 100%		$ 1,197,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,305,000 or 0.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,616,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	8
Total	$ 20
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 175,573	$ 167,959	$ 7,614	$ -
Consumer Staples	69,809	69,809	-	-
Energy	96,738	90,240	6,498	-
Financials	155,205	149,702	5,503	-
Health Care	94,430	94,430	-	-
Industrials	167,285	167,285	-	-
Information Technology	164,312	164,312	-	-
Materials	141,531	132,640	8,891	-
Telecommunication Services	34,466	34,466	-	-
Utilities	73,902	73,902	-	-
Money Market Funds	61,258	61,258	-	-
Total Investments in Securities:	$ 1,234,509	$ 1,206,003	$ 28,506	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,030,589,000. Net unrealized appreciation aggregated $203,920,000, of which $243,577,000 related to appreciated investment securities and $39,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2011

1.814099.106

REHI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.4%
	Principal Amount (c)	Value
Convertible Bonds - 1.0%
Homebuilders/Real Estate - 1.0%
Developers Diversified Realty Corp. 3% 3/15/12	$ 1,960,000	$ 1,979,600
Inland Real Estate Corp. 4.625% 11/15/26	1,693,000	1,693,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)	500,000	501,875
ProLogis Trust 1.875% 11/15/37	1,000,000	990,625
SL Green Realty Corp. 3% 3/30/27 (e)	1,500,000	1,481,250
		6,646,350
Nonconvertible Bonds - 4.4%
Diversified Financial Services - 0.0%
Wrightwood Capital LLC 9% 6/1/14 (b)(e)	1,000,000	300,000
Healthcare - 1.5%
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (e)	730,000	739,125
Senior Housing Properties Trust 6.75% 4/15/20	3,000,000	3,204,165
Skilled Healthcare Group, Inc. 11% 1/15/14	2,040,000	2,096,100
Ventas Realty LP:
6.5% 6/1/16	1,000,000	1,037,500
6.75% 4/1/17	2,080,000	2,199,600
		9,276,490
Homebuilders/Real Estate - 1.8%
Developers Diversified Realty Corp.:
7.5% 4/1/17	214,000	244,719
7.875% 9/1/20	2,437,000	2,851,595
Forest City Enterprises, Inc.:
6.5% 2/1/17	2,040,000	1,876,800
7.625% 6/1/15	605,000	586,850
HCP, Inc. 3.75% 2/1/16	1,000,000	1,009,486
Highwoods/Forsyth LP 5.85% 3/15/17	1,000,000	1,066,458
HMB Capital Trust V 3.9016% 12/15/36 (b)(e)(f)	1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15	1,000,000	1,085,574
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	925,000	1,043,308
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)	1,425,000	1,506,938
		11,271,728
Corporate Bonds - continued
	Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Hotels - 1.1%
Host Hotels & Resorts LP 6% 11/1/20	$ 805,000	$ 807,013
Host Marriott LP 6.375% 3/15/15	2,000,000	2,045,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	4,084,287	4,135,341
		6,987,354
TOTAL NONCONVERTIBLE BONDS		27,835,572
TOTAL CORPORATE BONDS (Cost $34,177,967)		34,481,922
Asset-Backed Securities - 9.0%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (e)	856,000	807,048
Class E, 9.314% 5/24/37 (e)	1,570,000	1,472,817
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.622% 3/23/19 (e)(f)	1,841,915	1,703,771
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.0615% 6/26/34 (e)(f)	254,146	23,356
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(e)	1,500,000	247,500
Series 1998-A Class F, 7.44% 5/15/20 (b)(e)	569,758	28,488
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.762% 3/20/50 (e)(f)	750,000	7,500
Class E, 2.362% 3/20/50 (e)(f)	3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)	5,600,000	5,572,000
Class B, 5.267% 6/25/35 (e)	2,203,500	2,159,430
Cbre Realty Finance Cdo 2007-1/LLC 0.5528% 4/7/52 (e)(f)	3,233,097	2,457,154
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)	344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)	1,595,000	1,212,200
Class B2, 1.6528% 12/28/35 (e)(f)	1,665,000	1,048,950
Class D, 9% 12/28/35 (e)	5,170,000	1,741,256
Asset-Backed Securities - continued
	Principal Amount (c)	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)	$ 4,400,000	$ 1,276,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)	1,330,000	931,000
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)	2,200,000	1,980,000
Series 2002-IGA:
Class A, 0.7544% 7/28/17 (e)(f)	1,034,530	1,026,315
Class B, 1.6544% 7/28/35 (e)(f)	921,000	810,480
Series 2004-1A Class H1, 3.9944% 1/28/40 (e)(f)	2,217,316	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6755% 11/28/39 (e)(f)	1,000,000	30,000
Class F, 5.1755% 11/28/39 (e)(f)	1,050,000	26,250
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)	3,185,977	446,037
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7615% 6/25/35 (f)(h)	1,070,000	71,252
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9115% 9/25/46 (e)(f)	1,617,051	16,171
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8115% 8/26/30 (e)(f)	567,195	113,439
Class E, 2.2615% 8/26/30 (e)(f)	1,096,296	21,926
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)	990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)	906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33	1,665,000	1,514,072
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9855% 8/28/38 (e)(f)	3,810,000	3,429,000
Class C1B, 7.696% 8/28/38 (e)	893,000	692,164
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)	1,308,548	1,308,548
Class C, 5.08% 7/24/39 (e)	1,225,000	1,201,235
Class D, 5.194% 7/24/39 (e)	2,160,000	2,107,296
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	433,963	132,140
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2115% 9/25/46 (e)(f)	1,190,000	178,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9605% 2/5/36 (e)(f)	2,253,308	225
Class E, 4.8105% 2/5/36 (e)(f)	622,283	62
Asset-Backed Securities - continued
	Principal Amount (c)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)	$ 2,897,000	$ 2,875,273
Class IV, 6.84% 5/22/37 (e)	2,787,000	2,375,918
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)	778,000	646,751
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)	4,815,000	2,070,450
Series 2006-1A:
Class A1A, 0.5628% 9/25/26 (e)(f)	1,370,000	1,219,300
Class A1B, 0.6328% 9/25/26 (e)(f)	5,230,000	4,445,500
Class A2A, 0.5228% 9/25/26 (e)(f)	8,775,000	8,034,390
TOTAL ASSET-BACKED SECURITIES (Cost $79,597,354)		57,461,164
Collateralized Mortgage Obligations - 6.5%

Private Sponsor - 6.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (e)(f)	5,842,196	5,721,486
Bear Stearns Commercial Mortgage Securities Trust Series 2006-BBA7 Class C, 0.5058% 3/15/19 (e)(f)	2,630,000	2,415,423
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)	269,379	9,717
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(f)	655,490	221,548
Class B4, 6.61% 7/25/32 (e)(f)	849,183	95,129
Series 2002-R2 Class 2B4, 4.4738% 7/25/33 (e)(f)	118,070	27,171
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)	616,700	168,354
Class B4, 5.75% 8/25/43 (e)	290,556	20,856
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)	118,894	11,533
Class B4, 4.5% 10/25/18 (e)	47,558	4,466
Class B5, 4.5% 10/25/18 (e)	145,186	8,290
Series 2003-50:
Class B4, 5% 11/25/18 (e)	145,582	11,370
Class B5, 5% 11/25/18 (e)	143,834	8,731
Series 2003-R1:
Class 2B4, 4.2151% 2/25/43 (e)(f)	90,614	24,109
Class 2B5, 4.2151% 2/25/43 (e)(f)	269,842	23,279
Collateralized Mortgage Obligations - continued
	Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)	$ 324,929	$ 15,053
Series 2003-R3 Class B3, 5.5% 11/25/33 (e)	432,686	34,315
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)	378,375	11,451
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7619% 9/25/19 (e)(f)	110,356	44,143
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17	210,134	63,040
Class 4B4, 7% 10/25/17	64,083	6,408
Class 4B5, 7% 10/25/17 (e)	12,917	258
Series 2005-2 Class CB4, 5.2296% 3/25/35 (e)(f)	633,970	3,170
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4345% 4/25/20 (e)(f)	2,240,000	2,058,112
Series 2010-K6 Class B, 5.3542% 12/26/46 (e)(f)	3,650,000	3,709,029
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)	3,005,546	301
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (e)	123,304	36,550
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)	280,076	280,852
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	3,000,000	3,227,369
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.766% 6/15/22 (e)(f)	9,662,238	9,130,815
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	7,500,000	7,608,750
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)	403,459	265,427
Class B2, 7% 2/19/30 (e)	212,891	42,345
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.214% 7/10/35 (e)(f)	848,921	732,109
Series 2005-A Class B6, 2.264% 3/10/37 (e)(f)	664,275	218,679
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.764% 12/10/35 (e)(f)	297,985	199,650
Series 2004-A:
Class B7, 4.514% 2/10/36 (e)(f)	334,430	188,953
Class B9, 9.264% 2/10/36 (e)(f)	544,452	271,845
Series 2004-B:
Class B8, 5.014% 2/10/36 (e)(f)	278,597	119,936
Class B9, 8.514% 2/10/36 (e)(f)	472,811	230,306
Collateralized Mortgage Obligations - continued
	Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B7, 3.764% 9/10/36 (e)(f)	$ 1,543,665	$ 831,727
Class B8, 4.514% 9/10/36 (e)(f)	1,374,597	570,320
Class B9, 7.264% 9/10/36 (e)(f)	514,555	183,645
Series 2005-A:
Class B10, 8.764% 3/10/37 (e)(f)	415,172	71,700
Class B7, 3.264% 3/10/37 (e)(f)	1,245,515	351,360
Class B9, 6.014% 3/10/37 (e)(f)	1,446,458	287,267
Series 2005-B:
Class B7, 3.364% 6/10/37 (e)(f)	1,595,949	167,255
Class B8, 4.164% 6/10/37 (e)(f)	549,716	38,535
Class B9, 6.014% 6/10/37 (e)(f)	531,983	36,175
Series 2005-C:
Class B7, 3.364% 9/10/37 (e)(f)	1,680,825	154,132
Class B8, 4.014% 9/10/37 (e)(f)	971,042	52,533
Class B9, 5.964% 9/10/37 (e)(f)	1,402,646	45,305
Series 2005-D:
Class B7, 4.5158% 12/15/37 (e)(f)	1,520,504	72,680
Class B8, 6.0158% 12/15/37 (e)(f)	1,254,517	34,499
Series 2006-A Class B7, 3.7658% 3/15/38 (e)(f)	986,859	17,961
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.8105% 12/5/36 (e)(f)	3,727,799	373
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (e)	198,399	136,631
TOTAL PRIVATE SPONSOR		40,322,426
U.S. Government Agency - 0.2%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)	544,284	308,215
Class B4, 7% 9/25/41 (h)	298,074	103,972
Class B5, 7% 9/25/41 (h)	183,700	13,663
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 4.0244% 2/25/42 (e)(f)	118,840	54,439
Class 3B5, 4.0244% 2/25/42 (e)(f)	94,301	5,910
Class B4, 6% 2/25/42 (e)	279,293	6,947
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.1002% 1/25/42 (e)(f)	100,455	30,024
Collateralized Mortgage Obligations - continued
	Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)	$ 1,921,845	$ 599,999
Class B4, 5.75% 12/25/42 (h)	916,242	56,150
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.042% 6/25/43 (f)(h)	333,411	100,758
Class 2B5, 4.042% 6/25/43 (f)(h)	274,728	20,320
TOTAL U.S. GOVERNMENT AGENCY		1,300,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,600,878)		41,622,823
Commercial Mortgage Securities - 68.1%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		1,230,000	1,390,953
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9991% 2/14/29 (e)(f)		2,225,000	2,102,625
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,401,948
Class B2, 7.525% 4/14/29		26,000	26,696
Class B5, 7.525% 4/14/29		4,476,925	3,298,284
Series 1997-D5:
Class A3, 7.1185% 2/14/43 (f)		1,007,000	1,088,182
Class A5, 7.1885% 2/14/43 (f)		1,679,000	1,792,751
Class A6, 7.4385% 2/14/43 (f)		1,675,000	1,780,195
Class A7, 7.6785% 2/14/43 (f)		2,865,000	3,013,972
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2321% 2/10/51 (e)(f)		1,970,000	1,228,727
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,924,999
Series 2005-1 Class A3, 4.877% 11/10/42		925,727	927,665
Series 2003-1 Class G, 5.608% 9/11/36 (e)		2,210,000	2,218,634
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(f)		1,650,000	8,250
Class L, 4.637% 7/10/42 (e)(f)		1,690,000	8,450
Series 2005-1 Class CJ, 5.185% 11/10/42 (f)		4,020,000	4,252,772
Series 2005-4 Class H, 5.1742% 7/10/45 (e)(f)		525,000	86,138
Series 2005-6 Class AJ, 5.1954% 9/10/47 (f)		2,000,000	2,097,338
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.5258% 3/15/22 (e)(f)		$ 1,215,000	$ 1,205,888
Class J, 1.3158% 3/15/22 (e)(f)		2,050,000	1,752,750
Class K, 2.2658% 3/15/22 (e)(f)		4,742,501	3,414,601
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4539% 3/11/39 (f)		3,175,000	3,295,717
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5258% 3/15/19 (e)(f)		1,420,000	1,267,123
Class E, 0.5858% 3/15/19 (e)(f)		2,220,000	1,944,351
Class F, 0.6058% 3/15/19 (e)(f)		940,000	815,562
Class G, 0.7058% 3/15/19 (e)(f)		1,585,000	1,324,873
Series 1998-C1 Class F, 6% 6/16/30 (e)		675,000	709,885
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		1,005,000	920,157
Class H, 5.64% 2/14/31 (e)		1,625,030	1,430,512
Class I, 5.64% 2/14/31 (e)		3,455,000	1,178,922
Series 2006-T22 Class B, 5.514% 4/12/38 (e)(f)		1,370,000	1,323,521
Series 2007-BBA8:
Class K, 1.4658% 3/15/22 (e)(f)		1,720,000	688,000
Class L, 2.1658% 3/15/22 (e)(f)		3,981,213	1,393,425
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,334,131	4,117,424
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(f)		125,108	50,356
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5276% 10/25/22 (e)(f)		64,753	8,350
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		2,349,335	2,485,114
Class H, 6.34% 5/18/30 (e)		3,300,000	2,634,802
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,342,864	608,695
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		4,000,000	4,147,379
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3158% 4/15/22 (e)(f)		306,665	265,353
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(f)		2,120,000	2,087,941
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates:
floater Series 2005-F10A Class E, 0.6358% 4/15/17 (e)(f)		$ 3,100,000	$ 2,759,000
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,137,005
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		2,999,210	2,976,716
Series 2001-J2A Class F, 7.0305% 7/16/34 (e)(f)		1,583,000	1,559,721
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (e)		579,811	603,425
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(f)		1,340,675	1,395,644
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	4,578,793
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,173,739
Class H, 6% 11/17/32		4,372,000	2,979,751
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(f)		3,190,000	2,461,070
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,876,000	3,168,118
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,000,000	11,722,797
Class H, 6% 5/17/40 (e)		2,501,127	216,373
Series 1998-C2:
Class F, 6.75% 11/11/30 (e)		6,500,000	6,890,770
Class G, 6.75% 11/11/30 (e)		1,065,000	993,067
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		217,475	43,495
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		670,000	658,267
Series 2002-CKP1 Class KZ, 0% 12/15/35 (e)(f)		6,026,000	4,157,940
Series 2003-C3 Class J, 4.231% 5/15/38 (e)		2,400,000	1,753,912
Series 2004-TF2A Class AX, 0.0119% 11/15/19 (e)(f)(g)		2,986,438	30
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1658% 2/15/22 (e)(f)		2,385,000	119,250
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5258% 5/15/23 (e)(f)		3,290,000	3,263,052
Class D, 0.7358% 5/15/23 (e)(f)		1,500,000	1,461,085
Class F, 0.8658% 5/15/23 (e)(f)		1,035,000	1,003,185
Series 2006-HC1A:
Class A1, 0.4558% 5/15/23 (e)(f)		887,519	879,563
Class K, 1.743% 5/15/23 (e)(f)		2,824,000	2,705,546
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9115% 3/25/17 (e)(f)		$ 1,220,000	$ 1,000,019
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4615% 3/25/17 (e)(f)		1,890,000	1,502,550
Class G, 7.2615% 3/25/17 (e)(f)		1,600,000	1,008,500
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		6,101,000	4,057,165
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5571% 11/10/46 (e)		1,240,000	1,228,607
Class F, 5.5571% 11/10/46 (e)		2,250,000	2,072,980
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		2,085,794	2,098,108
Class J, 6.22% 6/15/31		7,160,000	5,886,390
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		5,135,954	5,344,259
Series 1998-CG1 Class B4, 7.2251% 6/10/31 (e)(f)		5,777,000	6,180,484
Series 2000-CKP1 Class B3, 7.9938% 11/10/33 (f)		1,620,000	1,617,820
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1766% 3/13/28 (f)		1,113,450	1,078,747
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		3,000,000	3,147,741
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (e)		3,700,000	3,725,600
Series 2001-C4 Class K, 6% 12/12/33 (e)		3,700,000	3,690,330
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class G, 6.936% 3/15/33 (e)		2,980,000	2,989,279
Class H, 7.039% 3/15/33 (e)		1,015,000	1,018,697
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(f)		3,007,000	3,081,641
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		1,600,000	1,683,148
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1633% 9/25/45 (f)		2,300,000	2,233,990
Series 2011-K10 Class B, 4.598% 11/25/49 (e)(f)		1,650,000	1,551,736
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		2,470,141	2,367,630
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,965,914
Series 2002-1A Class H, 7.1453% 12/10/35 (e)(f)		1,055,000	1,069,025
Series 2005-C3 Class J, 5.1338% 7/10/45 (e)(f)		2,277,000	1,339,583
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 2,632,402	$ 560,035
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		7,179,763	7,483,733
Class G, 6.75% 4/15/29 (f)		4,128,000	4,171,350
Class H, 6.75% 4/15/29 (f)		6,130,384	1,573,801
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		3,704,732	3,841,179
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	137,813
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		808,418	812,173
Class J, 6.974% 8/15/36 (e)		2,788,000	2,751,959
Class K, 6.974% 8/15/36 (e)		5,260,000	1,901,548
Series 2000-C1:
Class H, 7% 3/15/33 (e)		45,076	45,212
Class K, 7% 3/15/33		2,473,000	1,772,461
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		3,380,000	3,473,674
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(f)		3,210,000	2,618,249
Series 2005-GG3:
Class J, 4.685% 8/10/42 (e)(f)		900,000	241,029
Class K, 4.685% 8/10/42 (e)(f)		1,700,000	267,124
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (e)(f)		3,736,000	3,950,820
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (e)(f)		2,850,000	2,308,500
Series 2004-GG2:
Class J, 5.067% 8/1/38 (e)(f)		420,000	129,370
Class K, 5.067% 8/1/38 (e)(f)		720,000	140,580
Series 2006-RR2:
Class M, 5.6387% 6/23/46 (e)(f)		727,000	0
Class N, 5.6387% 6/23/46 (e)(f)		160,000	0
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		3,300,000	3,736,897
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		3,390,000	3,401,864
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.5307% 11/15/43 (e)(f)		1,650,000	1,660,514
Class XB, 0.6703% 11/15/43 (e)(f)(g)		26,860,000	1,229,337
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,003,000	10,015
Class X, 1.3296% 10/15/32 (e)(f)(g)		9,530,449	14
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2002-C1:
Class C, 5.613% 7/12/37		$ 705,000	$ 728,944
Class E, 6.135% 7/12/37 (e)		1,686,000	1,735,176
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,551,590
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4458% 2/15/19 (e)(f)		1,757,898	1,726,070
Series 2006-FL1A Class E, 0.6358% 2/15/20 (e)(f)		577,132	532,029
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,107,925
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,215,000	1,086,998
Series 2005-PRKS Class A, 10.0745% 1/15/15 (e)(f)		2,405,009	1,407,892
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		6,007,017	6,269,248
Series 1999-C7:
Class G, 6% 10/15/35 (e)		2,818,060	2,890,722
Class H, 6% 10/15/35 (e)		1,991,000	2,039,144
Class NR, 6% 10/15/35 (e)		2,655,844	972,302
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,205,000	1,196,422
Class H, 6% 7/15/31 (e)		2,045,000	14,315
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		2,483,000	18,623
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		4,037,000	4,238,850
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.065% 4/25/21 (e)(f)		107,548	72,305
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,143,723
Series 2005-C7:
Class AJ, 5.323% 11/15/40		3,740,000	3,922,134
Class AM, 5.263% 11/15/40 (f)		518,000	549,990
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,202,728
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	3,980,142
Class P, 5.868% 11/15/33		1,320,000	549,919
Series 2002-C1:
Class J, 6.95% 3/15/34 (e)(f)		1,319,000	1,354,758
Class K, 6.428% 3/15/34 (e)		4,024,000	4,033,551
Series 2002-C2 Class M, 5.683% 7/15/35 (e)		950,000	755,341
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		$ 5,260,000	$ 5,542,290
Series 2006-C4:
Class AJ, 5.9031% 6/15/38 (f)		3,315,000	3,388,302
Class AM, 5.9031% 6/15/38 (f)		3,840,000	4,122,491
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(f)		1,393,000	222,880
Class M, 5.45% 5/28/40 (e)(f)		1,533,000	88,148
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	315,192
Class G, 4.384% 7/12/37	CAD	275,000	151,989
Class H, 4.384% 7/12/37	CAD	184,000	98,281
Class J, 4.384% 7/12/37	CAD	275,000	141,995
Class K, 4.384% 7/12/37	CAD	275,000	137,303
Class L, 4.384% 7/12/37	CAD	184,000	88,856
Class M, 4.384% 7/12/37	CAD	772,000	291,815
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	420,858
Class G, 4.525% 11/12/37 (f)	CAD	846,000	421,653
Class H, 4.525% 11/12/37 (f)	CAD	235,000	109,205
Class J, 4.525% 11/12/37 (f)	CAD	248,000	106,609
Class K, 4.525% 11/12/37 (f)	CAD	261,000	107,709
Class L, 4.525% 11/12/37 (f)	CAD	248,000	98,295
Class M, 4.525% 11/12/37 (f)	CAD	2,006,355	602,619
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		7,281,750	7,791,473
Series 1998-C3 Class E, 7.0637% 12/15/30 (f)		1,462,000	1,562,220
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		2,274,838	227
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	1,546,793
Class J, 5.695% 7/12/34 (e)		700,000	412,244
Series 2004-MKB1 Class F, 5.5088% 2/12/42 (e)(f)		1,380,000	1,320,072
Series 2006-C1:
Class AJ, 5.6559% 5/12/39 (f)		1,240,000	1,248,440
Class AM, 5.6559% 5/12/39 (f)		700,000	751,017
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (e)		645,000	0
Class G, 12.349% 1/15/37 (e)		465,000	0
Class IO, 8.1361% 1/15/37 (f)(g)		751,205	46,349
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		$ 1,074,000	$ 0
Class E, 8.309% 10/15/40 (e)		441,000	0
Class F, 10.223% 10/15/40 (e)		772,000	0
Class G, 12.929% 10/15/40 (e)(f)		497,000	0
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		1,039,000	0
Class E, 8.757% 5/20/44 (e)		738,000	0
Class F, 10.813% 5/20/44 (e)		479,000	0
Class G, 10% 5/15/44 (e)		673,000	0
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.696% 7/15/19 (e)(f)		2,750,000	2,231,855
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,158,106	3,221,269
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,813,897
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,171,629
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,417,036
Series 1997-RR:
Class F, 7.4398% 4/30/39 (e)(f)		1,348,849	1,294,895
Class G1, 7.4398% 4/30/39 (e)(f)		2,157,653	171,749
Series 1998-CF1:
Class F, 7.35% 7/15/32 (e)		2,170,000	2,301,285
Class G, 7.35% 7/15/32 (e)		1,590,000	973,875
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		4,405,745	4,437,269
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,262,373	541,282
Class N, 6.54% 3/15/32 (e)		305,233	31
Series 1999-WF1:
Class L, 5.91% 11/15/31 (e)		1,071,000	997,506
Class N, 5.91% 11/15/31 (e)		1,600,000	1,176,552
Class O, 5.91% 11/15/31 (e)		2,179,514	471,545
Series 2003-IQ5 Class C, 5.2818% 4/15/38 (f)		1,200,000	1,235,972
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,065,000
Series 2011-C1 Class E, 5.257% 9/15/47 (e)		1,500,000	1,456,410
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		1,237,000	1,122,578
Series 2000-PRIN Class C, 7.9524% 2/23/34 (f)		2,519,000	2,795,499
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		983,769	986,629
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (e)(f)		1,130,000	1,148,160
Series 2003-TOP9 Class E, 5.7324% 11/13/36 (e)(f)		630,000	569,619
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		$ 4,141,504	$ 4,439,120
Class G, 5% 8/20/30 (e)		2,427,000	2,500,281
Class J, 5% 8/20/30 (e)		2,240,000	2,150,400
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	7,830,212
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,949,596	2,084,898
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.9163% 2/15/13 (e)(f)		3,765,000	3,897,420
RBSCF Trust Series 2010-MB1 Class D, 4.6672% 4/15/24 (e)(f)		3,230,000	3,259,777
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	1,170,000	898,693
Class G, 4.456% 9/12/38 (e)	CAD	585,000	427,699
Class H, 4.456% 9/12/38 (e)	CAD	390,000	265,031
Class J, 4.456% 9/12/38 (e)	CAD	390,000	245,725
Class K, 4.456% 9/12/38 (e)	CAD	195,000	107,108
Class L, 4.456% 9/12/38 (e)	CAD	281,000	142,657
Class M, 4.456% 9/12/38 (e)	CAD	1,400,602	386,775
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,037,095
Class G, 4.57% 4/12/23	CAD	505,000	329,517
Class H, 4.57% 4/12/23	CAD	505,000	314,257
Class J, 4.57% 4/12/23	CAD	505,000	299,854
Class K, 4.57% 4/12/23	CAD	253,000	143,415
Class L, 4.57% 4/12/23	CAD	757,000	409,867
Class M, 4.57% 4/12/23	CAD	2,222,418	546,515
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(e)(f)		384,889	269,422
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (e)(f)		2,500,000	2,693,031
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	1,153,154
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(f)		1,360,000	1,393,587
Class E5, 6.5% 2/18/34 (e)(f)		2,160,000	2,229,957
Class E6, 6.5% 2/18/34 (e)(f)		2,341,000	2,101,048
Class F6, 6.5% 2/18/34 (e)(f)		517,000	445,913
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		1,041,294	1,093,359
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		3,185,000	3,266,008
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.041% 8/15/39 (f)		$ 1,150,000	$ 1,232,786
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		1,530,000	1,606,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8408% 7/15/24 (e)(f)		2,500,000	822,255
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (e)		1,330,000	1,403,410
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0658% 6/15/20 (e)(f)		690,568	612,863
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,421,941
Series 2004-C11:
Class D, 5.3116% 1/15/41 (f)		2,720,000	2,556,000
Class E, 5.3616% 1/15/41 (f)		2,465,000	2,125,780
Series 2004-C12 Class D, 5.3051% 7/15/41 (f)		2,030,000	1,910,611
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,918,472
Class C, 5.21% 8/15/41		1,260,000	1,234,890
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(f)		1,250,000	1,166,790
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.0045% 10/18/31 (e)(f)		5,163,000	5,191,768
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $451,177,092)			434,923,357
Common Stocks - 0.0%
	Shares
Homebuilders/Real Estate - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $152)	15,170	152
Nonconvertible Preferred Stocks - 4.3%

Homebuilders/Real Estate - 4.3%
Annaly Capital Management, Inc. Series A, 7.875%	108,781	2,806,550
Apartment Investment & Management Co.:
Series T, 8.00%	103,000	2,640,920
Series U, 7.75%	36,000	914,040
CBL & Associates Properties, Inc. 7.375%	129,000	3,133,410
Cedar Shopping Centers, Inc. 8.875%	56,272	1,429,309
CenterPoint Properties Trust Series D, 5.377%	2,775	1,276,500
Nonconvertible Preferred Stocks - continued
	Shares	Value
Homebuilders/Real Estate - continued
Corporate Office Properties Trust Series H, 7.50%	5,000	$ 126,800
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,669,650
First Potomac Realty Trust 7.75%	70,000	1,766,100
LaSalle Hotel Properties Series G, 7.25%	51,925	1,248,796
Lexington Realty Trust 7.55%	20,000	476,800
MFA Financial, Inc. Series A, 8.50%	12,100	303,710
ProLogis Trust 6.75%	68,000	1,629,280
PS Business Parks, Inc.:
6.875%	34,911	857,414
7.20%	19,500	489,450
7.375%	37,300	939,960
Public Storage:
Series M, 6.625%	112,791	2,891,961
Series P, 6.50%	67,748	1,716,057
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $27,473,596)		27,316,707
Floating Rate Loans - 0.8%
	Principal Amount (c)
Homebuilders/Real Estate - 0.6%
Equity Inns Reality LLC Tranche A, term loan 9% 11/2/12 (f)	$ 4,000,000	3,555,000
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,500,000	1,496,250
TOTAL FLOATING RATE LOANS (Cost $5,052,113)		5,051,250
Interfund Loans - 0.6%

With Fidelity Advisor Emerging Markets Fund at 0.42% due 3/1/10 (d)	1,809,000	1,809,000
With Fidelity Consumer Discretionary Portfolio at 0.42% due 3/1/10 (d)	2,090,000	2,090,000
TOTAL INTERFUND LOANS (Cost $3,899,000)		3,899,000
Preferred Securities - 0.2%
	Principal Amount (c)	Value
Diversified Financial Services - 0.0%
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	$ 2,140,000	$ 21
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(e)	2,515,000	0
Lenox Ltd. Series 2007-1 3/4/45 (e)	1,865,000	0
		21
Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	90,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	3,100,000	930,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	275,000
		1,295,000
TOTAL PREFERRED SECURITIES (Cost $13,276,112)		1,295,021
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $27,039,000)	$ 27,039,135	27,039,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $704,293,264)		633,090,396
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,285,476
NET ASSETS - 100%		$ 638,375,872
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $380,955,410 or 59.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,455,637 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 111,184
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 471,656
Class B4, 7% 9/25/41	11/2/01	$ 138,605
Class B5, 7% 9/25/41	11/2/01	$ 39,495
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,448,291
Class B4, 5.75% 12/25/42	3/25/03	$ 487,899
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 4.042% 6/25/43	9/29/03	$ 135,396
Class 2B5, 4.042% 6/25/43	9/29/03	$ 37,499
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7615% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,039,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 6,861,810
Barclays Capital, Inc.	1,876,193
Credit Agricole Securities (USA), Inc.	4,414,572
HSBC Securities (USA), Inc.	2,408,538
Mizuho Securities USA, Inc.	2,648,743
RBS Securities, Inc.	7,725,501
UBS Securities LLC	1,103,643
$ 27,039,000
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 27,316,859	$ 26,040,207	$ -	$ 1,276,652
Corporate Bonds	34,481,922	-	34,181,922	300,000
Asset-Backed Securities	57,461,164	-	20,539,505	36,921,659
Collateralized Mortgage Obligations	41,622,823	-	39,280,512	2,342,311
Commercial Mortgage Securities	434,923,357	-	403,614,160	31,309,197
Floating Rate Loans	5,051,250	-	3,555,000	1,496,250
Interfund Loans	3,899,000	-	3,899,000	-
Preferred Securities	1,295,021	-	-	1,295,021
Cash Equivalents	27,039,000	-	27,039,000	-
Total Investments in Securities:	$ 633,090,396	$ 26,040,207	$ 532,109,099	$ 74,941,090
Percentage of Market Value	100%	4.1%	84.1%	11.8%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,290,527
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(13,875)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,276,652
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (13,875)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 300,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 300,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -
Asset-Backed Securities
Beginning Balance	$ 22,265,849
Total Realized Gain (Loss)	73,754
Total Unrealized Gain (Loss)	6,394,796
Cost of Purchases	2,266,136
Proceeds of Sales	(5,045,557)
Amortization/Accretion	(375,830)
Transfers in to Level 3	19,626,614
Transfers out of Level 3	(8,284,103)
Ending Balance	$ 36,921,659
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 2,471,406
Collateralized Mortgage Obligations
Beginning Balance	$ 2,507,416
Total Realized Gain (Loss)	11,421
Total Unrealized Gain (Loss)	315,426
Cost of Purchases	46,010
Proceeds of Sales	(219,834)
Amortization/Accretion	(250,710)
Transfers in to Level 3	-
Transfers out of Level 3	(67,418)
Ending Balance	$ 2,342,311
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 315,426
Commercial Mortgage Securities
Beginning Balance	$ 25,460,698
Total Realized Gain (Loss)	(6,403,789)
Total Unrealized Gain (Loss)	10,394,525
Cost of Purchases	2,976,876
Proceeds of Sales	(902,849)
Amortization/Accretion	(631,849)
Transfers in to Level 3	463,285
Investments in Securities:
Transfers out of Level 3	(47,700)
Ending Balance	$ 31,309,197
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 3,607,081
Floating Rate Loans
Beginning Balance	$ 1,496,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(472)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	472
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,496,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (472)
Preferred Securities
Beginning Balance	$ 1,157,021
Total Realized Gain (Loss)	(998,548)
Total Unrealized Gain (Loss)	1,140,549
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(4,001)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,295,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 139,602

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $704,294,842. Net unrealized depreciation aggregated $71,204,446, of which $44,342,703 related to appreciated investment securities and $115,547,149 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of February 28, 2011, 41% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011